Nomura Asset Depositor Company, LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 8/12/2026 12:02:11 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
205404339	517505	517505	9621344	Credit	Asset	Asset Documentation	Asset	Insufficient funds for Reserves. Guidelines require	___, and verified reserves are ___.	Guidelines do not address whether cash out can be used as reserves. If not, then borrower is short required reserves.	Verification provided, subject was not near a fire zone.	Aggregator	Reviewer Comment (2018-12-19): Client elected to waive the exception with verified compensating factors.

Buyer Comment (2018-12-19): ([REDACTED])[REDACTED] approves cash-out to be used for reserves with compensating factors:
[REDACTED] Q. Fico
[REDACTED]x[REDACTED] mortgage history since [REDACTED]
Established history as a real estate investor

Reviewer Comment (2018-12-19): DU findings are not part of [REDACTED] underwriting.

Reviewer Comment (2018-12-19): Documentation provided was DU with submission date of [REDACTED].  Form indicates a total of $[REDACTED] assets available for accounts #[REDACTED] and [REDACTED].  Bank Statements for these accounts with this balance is dated [REDACTED].  However, bank statement dated [REDACTED] reflects a total of $[REDACTED].

Buyer Comment (2018-12-19): ([REDACTED])please see docs
																				11/29/2018	Yes	2	C	B	C	B	C	B	C	B	C	B		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
206661920	1805216	1805216	11504135	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The title policy reflects multiple litigations/judgements that were not addressed.	Reviewer Comment (2019-04-16): FTP provided reflecting no lis pend.

Buyer Comment (2019-04-16): Please see final title policy attached

Reviewer Comment (2019-04-16): Final Title policy with no lis pendens or supplemental report verifying no lis pendens will be reflected on the final policy was not provided. Condition remains.

Buyer Comment (2019-04-16): MUTC uploaded.

Reviewer Comment (2019-04-16): Document provided does not cover all the lis pends on the title policy. Provide the FTP reflecting no lis pends or provide a supplement report from the title company indicating all lis pends will not be reflected on FTP.

Buyer Comment (2019-04-16): Stipulation of discontinuance for lis pendens
																		02/15/2019			No	1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
224020922	1022137	1225490040	34416749	Credit	Guideline	Guideline Issue	Guideline	Minimum of 600 square feet of gross living area required per company guidelines.	Subject property is [REDACTED]	Borrower has owned the subject property for at least[REDACTED] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-09-24): [REDACTED] credit exception approval based on [REDACTED] or more compensating factors meeting client criteria.

Buyer Comment (2025-09-23): Comment from [REDACTED] ([REDACTED]): Please waive. Within [REDACTED] guides. comp factors [REDACTED] FICO and LTV: [REDACTED]% LTV

Reviewer Comment (2025-09-15): Moved to buyer queue for approval and downgrade consideration.

Buyer Comment (2025-09-15): Comment from [REDACTED] ([REDACTED]):[REDACTED] [REDACTED]: [REDACTED] does acknowledge that the GLA does not meet the investor purchase criteria but is asking for an exception to take the loan. Positive factors include FICO: [REDACTED], LTV: [REDACTED], & no mtg lates.
																				09/24/2025	Yes	2	C	B	C	B	C	B	C	B	C	B		OH	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
224130374	1024291	1525265248	34536512	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.	Missing documentation. Unable to determine if Leasehold meets FNMA requirements.	Reviewer Comment (2025-10-27): Received Title Final with ownership as Fee Simple, exception cleared.

Seller Comment (2025-10-24): Comment from [REDACTED] ([REDACTED]): [REDACTED] - [REDACTED]: Please see the attached final title policy reflecting Fee Simple.

Reviewer Comment (2025-10-01): Received seller correspondence. Settlement Agent attestation or Final Title required.

Seller Comment (2025-10-01): Comment from [REDACTED] ([REDACTED]): [REDACTED] -[REDACTED]: Please see the attached verification from the title agent confirming the loan will be closed an insured as Fee Simple as opposed to leasehold.
																		10/27/2025			No	1	C	A	C	A	C	A	C	A	C	A		MD	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
224130374	1024291	1525265248	34543758	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file	Reviewer Comment (2025-10-27): Received Title Final with ownership as Fee Simple, exception cleared.

Seller Comment (2025-10-24): Comment from [REDACTED] ([REDACTED]): [REDACTED] - [REDACTED]: Please see the attached final title policy reflecting Fee Simple.

Reviewer Comment (2025-10-01): Received seller correspondence. Settlement Agent attestation or Final Title required.

Seller Comment (2025-10-01): Comment from [REDACTED] ([REDACTED]): [REDACTED] -[REDACTED]: Please see the attached verification from the title agent confirming the loan will be closed an insured as Fee Simple as opposed to leasehold.
																		10/27/2025			No	1	C	A	C	A	C	A	C	A	C	A		MD	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
224551564	1028733	12025101073	35135900	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Appraisal reflects subject is tenant occupied and reflect a lease in place for $[REDACTED] . Missing lease agreement.	Borrower has owned the subject property for at least[REDACTED] years.	SitusAMC	Reviewer Comment (2026-01-06): [REDACTED] credit exception approval based on [REDACTED] or more compensating factors meeting client criteria.

Buyer Comment (2026-01-02): Comment from [REDACTED] ([REDACTED]): Please waive this condition. Per guidelines under the third bullet point within refinance transactions, "If the 1007 or 1025 shows active lease, no lease will be required." Please waive this condition using the lower of market vs lease amount ($[REDACTED]).

Reviewer Comment (2025-12-30): Received seller exception. Missing buyer/investor credit exception approval.

Seller Comment (2025-12-29): Comment from [REDACTED] ([REDACTED]): Attached is Exception
																				01/06/2026	Yes	2	C	B	C	B	C	B	C	B	C	B		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
224587984	2511011992	2511011992	35223749	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower purchased subject 1.5 months prior to subject transaction for $[REDACTED] and has made no updates; appraisal value is $[REDACTED] . Appraiser commented prior transaction was a motivated seller - investor consideration required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months.	SitusAMC	Reviewer Comment (2026-01-28): Per client email [REDACTED] waive and downgrade

Reviewer Comment (2026-01-15): Buyer review required

Seller Comment (2026-01-13): ([REDACTED]) all supporting docs have been provided this is in your queue to review and clear. Please provide an update.

Reviewer Comment (2026-01-07): Buyer review for acceptance of current value

Seller Comment (2025-12-31): ([REDACTED]) Please review documentation

Reviewer Comment (2025-12-30): Buyer review required, appraised value is supported by field review

Seller Comment (2025-12-26): ([REDACTED]) field review was also done to support value
																				01/28/2026	Yes	2	C	B	C	B	C	B	C	B	C	B		NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
224664021	351834951	351834951	35193065	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal	Desk Review is needed for the appraisal with a [REDACTED] effective date. Also need the full appraisal with effective date of [REDACTED] for which the Desk Review in file was completed reflecting a lower value of [REDACTED]. Both of these documents are missing. Upon receipt the LTV will be determined based on the[REDACTED] K value on the other full appraisal and this exception will be waived with comp factors.	Reviewer Comment (2022-03-04): Only need CDA on one of the valuations (lesser value appraisal used by ROC)

Seller Comment (2022-03-03): [REDACTED] team - there are [REDACTED] separate full appraisals ([REDACTED] w/ value of $[REDACTED]k and [REDACTED] w/ value of $[REDACTED]k).  Are loan amount is based on the lower of the two ($[REDACTED]k).  Can we please clear this exception?

Reviewer Comment (2022-02-15): Desk Review is needed for the appraisal with a [REDACTED] effective date.  Also need the full appraisal with effective date of [REDACTED] for which the Desk Review in file was completed reflecting a lower value of [REDACTED]K.  Both of these documents are missing.  Upon receipt the LTV will be determined based on the [REDACTED]K value on the other full appraisal and this exception will be waived with comp factors.

Seller Comment (2022-02-15): Uploaded both documents. [REDACTED]% variance is accepted. As per guidelines, there is no need to have the same exact date. Please clear with condition
																		03/04/2022			No	1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No
224664037	351834980	351834980	35193107	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Per guidelines: Cash out: [REDACTED] minimum Credit Score: [REDACTED]% LTV to $[REDACTED] maximum.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by [REDACTED].	Credit exception approval based on 2 or more compensating factors meeting client criteria.	SitusAMC,Originator Pre-Close,Aggregator	Reviewer Comment (2022-01-28): Waived and downgraded per [REDACTED] email/ sheet based on available compensating factors.

Reviewer Comment (2022-01-27): Moved to buyer queue for consideration. Cash-out loan exceeding [REDACTED]% LTV is not available for waiving per [REDACTED]  criteria.

Seller Comment (2022-01-27): exception

Reviewer Comment (2022-01-25): Income Capitalization Approach - As-is value is $[REDACTED]  (primary appraisal). Income Capitalization Approach - As-is value is $[REDACTED]  (Secondary appraisal). $[REDACTED] / $[REDACTED]  = [REDACTED]%

Seller Comment (2022-01-25): LTV is [REDACTED]% .... $[REDACTED]  / $[REDACTED] = [REDACTED]%
																				01/28/2022	Yes	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
224664037	351834980	351834980	35193109	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by [REDACTED].	Credit exception approval based on 2 or more compensating factors meeting client criteria.	SitusAMC,Originator Pre-Close,Aggregator	Reviewer Comment (2022-02-10): Waived and downgraded per [REDACTED] email/ sheet based on available compensating factors.

Reviewer Comment (2022-02-04): Moved to buyer queue for waiver/ downgrade consideration. Two or more compensating factors per [REDACTED]  criteria are not evident on the subject loan.

Seller Comment (2022-02-03): there is no reserve deficiency when its calculated based off of what the exception was for

Reviewer Comment (2022-02-01): Exception approval provided does not reference reserve deficiency.

Seller Comment (2022-02-01): Updated verbiage on exception form

Reviewer Comment (2022-01-28): The guidelines provided for small balance commercial loans are being applied.

Seller Comment (2022-01-27): page 71

Reviewer Comment (2022-01-27): Please provide the Multi-family DSCR guideline (date, page number, etc.) where this can be referenced. Review is unable to locate the guideline being referenced.

Seller Comment (2022-01-27): For DSCR its amortized over [REDACTED] years fully amortizing.   Not [REDACTED].

Reviewer Comment (2022-01-26): Per guidelines: IO Payment Qualification:
On a loan with the interest only payment feature may be used in lieu of an amortizing payment to calculate the Qualifying
Payment and the DSCR, provided the LTV does not exceed [REDACTED] and the FICO score on the file is not less than [REDACTED]. If the above criteria are not met interest only loans must be calculated as a self-amortizing [REDACTED] year loan.

Seller Comment (2022-01-26): 1003 shows [REDACTED] k in assets.
Interest, tax and insurance is [REDACTED] .
[REDACTED] months is [REDACTED] k
Per section 6.2 of the NQM guidelines, Reserves are calculated using the qualifying payment (see Qualifying Ratios for details) and are measured by the number of months of monthly housing expense.

Per section 10.3 for Qualifying Ratios under the DSCR section, Qualify the Applicant at the start rate based on a [REDACTED] year term, unless the loan qualifies to utilize the Interest Only payment to calculate the DSCR.
																				02/10/2022	Yes	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
224664130	351835033	351835033	35193368	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months.	Low LTV excess reserves	Originator,Aggregator,SitusAMC Originator,Aggregator,SitusAMC	Reviewer Comment (2022-02-23): Per [REDACTED], OK to waive based on Low LTV and Excess reserves.

Buyer Comment (2022-02-18): Ok to waive based on stated compensating factors

Seller Comment (2022-02-17): Compensating Factors: $[REDACTED]k liquidity as of [REDACTED] (closing date of [REDACTED]) w/ seasoning.  FICO of [REDACTED] [REDACTED] Tradelines, ([REDACTED] Mortgages, [REDACTED] paid, no delinquencies). In-place rent > market rent.  LTV of [REDACTED]% (guidelines are [REDACTED]% for purchase).

Buyer Comment (2022-02-15): Moving to seller queue. Please review and comment, and provide compensating factors if necessary so we can waive this exception.

Reviewer Comment (2022-02-15): DSCR of [REDACTED] confirmed by [REDACTED], which is below the guideline minimum of [REDACTED].  Figures used for calculation:  Market rent: $[REDACTED], monthly tax: [REDACTED], monthly hazard: $[REDACTED], monthly flood: $[REDACTED], monthly HOA: [REDACTED].  Market rent of $[REDACTED] / PITIA of $[REDACTED] = [REDACTED] DSCR.

Buyer Comment (2022-02-14): Seller appears to disagree on true DSCR value. [REDACTED] and seller to verify correct DSCR value and if exception is valid or not.

Reviewer Comment (2022-02-11): Moved to [REDACTED] queue for waiver and downgrade consideration based on High FICO and PITIA reserves above guideline minimum by [REDACTED] months or greater.  Current [REDACTED] written waiver policy requires LTV comp factor for DSCR violation and this is not evident.

Seller Comment (2022-02-11): In this case the DSCR is [REDACTED] there is no exception please clear it.
																				02/23/2022	Yes	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
224664138	351836108	351836108		35193391			Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing						Reviewer Comment (2022-02-08): In TD Seller Comment (2022-02-08): Please see schedule A attached Reviewer Comment (2022-02-07): Missing schedule A. Seller Comment (2022-02-04): Certificate of title is attached. Please let us know what else is needed here. Reviewer Comment (2022-02-02): Please provide title commitment or final title policy hence exception remains. Seller Comment (2022-01-31): commitment attached. Reviewer Comment (2022-01-28): Please provide the title commitment or final title policy, exception remains. Seller Comment (2022-01-26): @[REDACTED] please see attached	02/08/2022			No	1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Purchase		D	D	C	A			D	D		N/A	No
224664171	351835579	351835579	35193447	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided	Reviewer Comment (2022-02-10): Received business entity listing showing active and in good standing

Seller Comment (2022-02-09): [REDACTED] is attached.

Reviewer Comment (2022-02-04): [REDACTED] is unrelated to income or employment. [REDACTED] demonstrates borrowing entity has the legal standing to enter into the transaction.

Seller Comment (2022-02-03): Please be advised that the NQM investor Program guidelines dated [REDACTED] do not require the Certificate of Good Standing as we are not using income or employment to qualify the borrower. I would appreciate your clearing at your earliest convenience. Thank you.
																		02/10/2022			No	1	C	A	C	A	C	A	C	A	C	A		SC	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
224664171	351835579	351835579	35193448	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided	Reviewer Comment (2022-02-15): received state printout showing articles of organization were filed

Reviewer Comment (2022-02-15): received

Buyer Comment (2022-02-14): ok to waive

Reviewer Comment (2022-02-10): Received OA however, we are missing the articles of Organization/Formation

Seller Comment (2022-02-09): Please waive this exception.  OA was delivered and can be located in loan file on pgs. 364-368 of 657.  Refer to Section 1.3.

Reviewer Comment (2022-02-04): Received additional copy of Operating Agreement. Missing articles of  Formation/Organization.

Seller Comment (2022-02-03): Providing the Operating Agreement to verify company formation and duration. Please clear condition at your earliest convenience. Thank  you.
																		02/15/2022			No	1	C	A	C	A	C	A	C	A	C	A		SC	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
224664182	351835769	351835769	35193487	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	DSCR's less than 1.0 require a 10% leverage reduction	Reviewer Comment (2022-02-22): Received borrower executed Note modification changing terms to [REDACTED] YR IO. DSCR is greater than [REDACTED] and therefore a reduction to LTV is no longer required. Data and testing updated.

Seller Comment (2022-02-17): the loan closed incorrectly as a fully amortizing loan instead of Interest Only ([REDACTED] Years) which was what we originally communicated to the borrower. Please see attached the amendment to the Promissory Note verifying such change. As a result the DSCR is now over [REDACTED]x which is no longer triggering the [REDACTED]% leverage reduction.
																		02/22/2022			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		D	A	C	A			D	A		N/A	No
224664184	351835773	351835773	35193501	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Missing Florida Business Entity filings documentation for[REDACTED] . [REDACTED] is licensed in the State of Nevada and the purchased property is in the State of Florida. Borrower does not appear to be licensed to conduct business in the Sate of Florida.	Reviewer Comment (2022-02-15): [REDACTED] accepts.

Reviewer Comment (2022-02-08): Moved to buyer queue for approval.

Seller Comment (2022-02-08): [REDACTED] Statute [REDACTED] ([REDACTED])([REDACTED]) & (h): Activities that DO NOT constitute transacting business is [REDACTED], and thus, do not require foreign entity registration:
(g) Creating or acquiring indebtedness, mortgages, or security interests in real or personal property.
(h) Securing or collecting debts or enforcing mortgages or security interests in property securing the debts, or holding, protecting, or maintaining property so acquired
Further, the failure of a limited liability to have a certificate of authority does not impair the validity of any contract, deed, mortgage, security interest…. [[REDACTED] Statute, Sec.: [REDACTED]([REDACTED])]

Reviewer Comment (2022-02-04): Under the [REDACTED] Act, a foreign limited liability company may not "transact business" in [REDACTED] until it gets a "certificate of authority" from the Secretary of State. A foreign LLC that owns income-producing real property in [REDACTED] is transacting business in the state (§§ [REDACTED]([REDACTED]), [REDACTED]([REDACTED]), and [REDACTED]([REDACTED]), [REDACTED]. Stat.).

Seller Comment (2022-02-02): The state of [REDACTED] does not require a Foreign Entity Certificate to purchase [REDACTED] in the state of [REDACTED]
																		02/15/2022			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		D	A	C	A			D	A		N/A	No
224664184	351835773	351835773	35193503	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of ___ exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) ___.	Reviewer Comment (2022-02-04): [REDACTED] is accurate based on guideline definitions for cost basis. System setting to be updated.

Seller Comment (2022-02-02): Per the guidelines, the loan to cost calculation is based on the following cost basis definition:
The total closing costs as disclosed in the HUD / Settlement statement without including any origination points paid to the lender or the broker (if applicable).
Per the HUD the total closing costs are $[REDACTED]. The origination points paid per the HUD are $[REDACTED]. As a result the Cost Basis for this loan is $[REDACTED]
Per the NOTE the loan amount is $[REDACTED]
As a result the LTC calculation is $[REDACTED] / $[REDACTED] which is equal to [REDACTED]%
																		02/04/2022			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		D	A	C	A			D	A		N/A	No
224664203	351835238	351835238	35193543	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-	The valuation in file has an effective date of [REDACTED] . Guidelines require appraisals within 120 days of the note date.	Reviewer Comment (2022-03-18): A new appraisal was included in TD.

Seller Comment (2022-03-18): See attached the requested document.

Please clear this exception.

Reviewer Comment (2022-02-16): This is from your guidelines: Appraisals dated within [REDACTED] days of closing date are required.  Appraisals dated between [REDACTED] and [REDACTED] days can be accepted with a recertification of value.
Appraisal and desk review in file have an effective date of [REDACTED].  The Note date is [REDACTED].  Please provide a recertification of value.

Seller Comment (2022-02-15): Nowhere in our guidelines does it say the effective date needs to be dated less than [REDACTED] days prior to the note day.
																		03/18/2022			No	1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
224664270	351834833	351834833	35193741	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Reviewer Comment (2022-02-02): Received documentation reflecting proceeds from refinance of additional REO. Qualifying assets and testing updated.

Seller Comment (2022-02-02): signed FCD. Thank you!

Seller Comment (2022-01-31): [REDACTED] close - cash out refi #[REDACTED] - FCD attached.

Seller Comment (2022-01-31): Can you please clarify this condition? We have provided sufficient Reserves. Where are you getting this info: Calculated Available for Reserves of $[REDACTED] is less than Guideline Available for Reserves of $[REDACTED].??

Reviewer Comment (2022-01-31): Applied [REDACTED]% of vested balance from [REDACTED] account. Required reserves not met.

Seller Comment (2022-01-24): Ownership for [REDACTED] [REDACTED] - [REDACTED] 401k

Reviewer Comment (2022-01-23): Received additional documentation previously provided. Missing Inspire 401K access documentation to apply funds from account [REDACTED].

Seller Comment (2022-01-21): Assets for reserves
																		02/02/2022			No	1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A			A	A		N/A	No
224664273	351835320	351835320	35193751	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-	Effective date of both valuations are [REDACTED] . All Appraisals must be dated within 120 days of the loan closing date. Appraisals dated within 120 and [REDACTED]0 days of the loan closing date can be accepted with a recertification of value by the original appraiser. Please provide a recertification of value.	Reviewer Comment (2022-03-18): New appraisal provided in TD.

Seller Comment (2022-03-18): Find attached the requested document.

Please clear the exception.

Reviewer Comment (2022-02-16): Seller uploaded the same outdated appraisal and desk review already in file.  Effective date of both valuations are [REDACTED].  All Appraisals must be dated within [REDACTED] days of the loan closing date. Appraisals dated within [REDACTED] and [REDACTED] days of the loan closing date can be accepted with a recertification of value by the original appraiser.  Please provide a recertification of value.

Seller Comment (2022-02-15): Uploaded both documents. As per guidelines, there is no need to have the same exact date. Please clear with condition
																		03/18/2022			No	1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
224927361	1031969	1002116620	35481378	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[REDACTED] exceeds tolerance of [REDACTED]. $[REDACTED] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[REDACTED] exceeds tolerance of [REDACTED]. $[REDACTED] over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2026-02-06): [REDACTED] received COC and UCDP suffice

Seller Comment (2026-02-05): Comment from [REDACTED] ([REDACTED]): See attached

Reviewer Comment (2026-02-04): [REDACTED] received LOX stating SS score is [REDACTED] whereas as per the UCDP report the score is [REDACTED] which has not exceeded. Kindly provide a valid COC for the fee increased or cure due to borrower .Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2026-02-03): Comment from [REDACTED] ([REDACTED]): See attached

Reviewer Comment (2026-01-29): [REDACTED] received Changed Circumstance dated [REDACTED], but it does not give sufficient information on why the Desk review fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
"

Seller Comment (2026-01-28): Comment from [REDACTED] ([REDACTED]): See attached
																		02/06/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224927361	1031969	1002116620	35481379	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $[REDACTED] exceeds tolerance of [REDACTED]. $[REDACTED] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $[REDACTED] exceeds tolerance of [REDACTED]. $[REDACTED] over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2026-02-24): [REDACTED] received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2026-02-23): Comment from [REDACTED] ([REDACTED]): Tracking shows to be delivered [REDACTED]

Reviewer Comment (2026-02-23): [REDACTED] received Post CD,LOX,Copy of refund check and proof of mailing. [REDACTED] tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (2026-02-23): Cured erroneously.

Reviewer Comment (2026-02-23): [REDACTED] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2026-02-20): Comment from [REDACTED] ([REDACTED]): See attached

Reviewer Comment (2026-02-18): [REDACTED] received LOE, however it doesn't give sufficient information why the rush was required. Possible that borrower requests the rush of the appraisal, then in that case the borrower opted to choose the rush fee.  Documentation needed, would be like some kind of borrower acknowledgment, such as communication log, etc.  Must show borrower requested/required and then is not a fee and not directly imposed by lender. Please provide additional sufficient information or cure would be required. Cure documents include Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Seller Comment (2026-02-17): Comment from [REDACTED] ([REDACTED]): See attached

Reviewer Comment (2026-02-09): [REDACTED] received rebuttal comment. An increase in the invoice amount is not an actual changed circumstance and cannot be tested as such.

Borrower typically would not request an increase to their costs without a valid reason. Please provide documentation of additional information related to the request for rush fee. Documentation of borrower requested changes should include the date of the borrower's change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS, etc.

Buyer Comment (2026-02-06): Comment from [REDACTED] ([REDACTED]): the rush fee was added as its on the invoice. LO requested it with borrower ok

Reviewer Comment (2026-01-29): [REDACTED] received COC dated [REDACTED]; however, it doesn't specify the reason as to why the rush was initiated. Kindly provide a valid COC or provide cure docs. Cure documents consist of Post CD,LOX ,Copy of refund check and proof of mailing.

Seller Comment (2026-01-28): Comment from [REDACTED] ([REDACTED]): see attached
																			02/24/2026		No	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225033637	1029794	2599757734	35701647	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Website Listing not provided	Per guidelines: Proof of property listing on the service provider's website required.	Reviewer Comment (2026-02-05): Received in trailing documents. Actual rents received used for qualifying.

Seller Comment (2026-02-05): Comment from [REDACTED] ([REDACTED]): Projected income isn't being used to qualify, we are using the actual [REDACTED] month average of rents received for the property.  There is nothing in the guidelines stating only [REDACTED]% of the actual rents needs to be used for a refinance.  There is also nothing in the guides stating a joint account letter is required.

I've attached [REDACTED] documents, one from [REDACTED]and one from rent by owner showing the property is listed for rent.  These documents don't reflect the property address as that info isn't provided until you go to actually book the property.  The photos on the listings align with the photos of the subject property on the appraisal.
																		02/05/2026			No	1	C	A	C	A	C	A	C	A	C	A		SC	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
225041439	1032095	255468417	35712529	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) New Jersey High-Cost Loan (Financed Fees Exceeds Threshold)	New Jersey High-Cost Loan: Lender financed points and fees in excess of 2% of the total loan amount.	Reviewer Comment (2026-03-02): Cure documentation received. Loan is no longer high cost.

Seller Comment (2026-02-23): Comment from [REDACTED] ([REDACTED]): $[REDACTED] cure - PCCD/LOE/CheckCopy/UPS and updated NORC

Reviewer Comment (2026-02-17): Per Compliance: Not quite sure how the updated PCCD is intended to cure the [REDACTED] points and fee violation. All it seems to say on the LOE is ". . .there was a box mismarked, that is an APR fee." The exception is citing a points and fees violation based on the following fees: $[REDACTED] (Application Fee), $[REDACTED] (Loan Discounts), $[REDACTED] (Title-CPL Fee), and $[REDACTED] (Title-Settlement/Closing Fee). The total of $[REDACTED] exceeds the [REDACTED] max total of $[REDACTED] ([REDACTED]% of the TLA). $[REDACTED] OPB - $[REDACTED] in state financed fees (on this cash out refi transaction with all fees being financed) yields Total Loan Amount of $[REDACTED].
Cure made be made, within [REDACTED] days of closing, by providing: (1) Letter of Explanation; (2) refund of amount over the covered loan threshold maximum ($[REDACTED]); and (3) proof of mailing (must be in transit with courier).

Seller Comment (2026-02-11): Comment from [REDACTED] ([REDACTED]): PCCD - pls advise if acceptable to clear condition & we will disclose to borrower & process pmt.
																		03/02/2026			No	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No
225041439	1032095	255468417	35712530	Compliance	Compliance	State Compliance	State Defect	(State High Cost) New Jersey High-Cost Loan (Points and Fees)	New Jersey Home Ownership Security Act: Points and Fees on subject loan of 4.79193% is in excess of the allowable maximum of 4.50000% of the Total Loan Amount. Points and Fees total $[REDACTED] on a Total Loan Amount of $[REDACTED] vs. an allowable total of $[REDACTED] (an overage of $[REDACTED] or .29193%). Non-Compliant High Cost Loan.	Reviewer Comment (2026-03-02): Cure documentation received including LOE, refund check, and proof of delivery.

Seller Comment (2026-02-23): Comment from [REDACTED] ([REDACTED]): $[REDACTED] cure - PCCD/LOE/CheckCopy/UPS and updated NORC

Reviewer Comment (2026-02-17): Per Compliance: Not quite sure how the updated PCCD is intended to cure the [REDACTED] points and fee violation. All it seems to say on the LOE is ". . .there was a box mismarked, that is an APR fee." The exception is citing a points and fees violation based on the following fees: $[REDACTED] (Application Fee), $[REDACTED] (Loan Discounts), $[REDACTED] (Title-CPL Fee), and $[REDACTED] (Title-Settlement/Closing Fee). The total of $[REDACTED] exceeds the [REDACTED] max total of $[REDACTED] ([REDACTED]% of the TLA). $[REDACTED] OPB - $[REDACTED] in state financed fees (on this cash out refi transaction with all fees being financed) yields Total Loan Amount of $[REDACTED].
Cure made be made, within [REDACTED] days of closing, by providing: (1) Letter of Explanation; (2) refund of amount over the covered loan threshold maximum ($[REDACTED]); and (3) proof of mailing (must be in transit with courier).

Seller Comment (2026-02-11): Comment from [REDACTED] ([REDACTED]): PCCD - pls advise if acceptable to clear condition & we will disclose to borrower & process pmt.
03/02/2026	No	2	C	B	C	B	C	B	C	B	C	B	NJ	Primary	Refinance - Cash-out - Other	Within 45 days of closing, provide: (1) Letter of Explanation; (2) refund of amount over the covered loan threshold maximum; and (3) proof of mailing (must be in transit with courier).

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)  Within 365 days of closing, provide:
																																					(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
225041439	1032095	255468417	35712537	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is over disclosed by $[REDACTED] compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED] ).	Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is over disclosed by $[REDACTED] compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure	Reviewer Comment (2026-02-24): [REDACTED] received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Seller Comment (2026-02-23): Comment from [REDACTED] ([REDACTED]): $[REDACTED] cure - PCCD/LOE/CheckCopy/UPS and updated NORC

Reviewer Comment (2026-02-12): [REDACTED] received Corrected CD & LOE to borrower.  The Finance charge was underdisclosed by $[REDACTED] which appears to have been related to the title-CPL fee that is not reflected on the lender compliance report as a finance charge.  The PCCD provided reflects changes on the Discount Fee and making a portion lender paid for $[REDACTED] and the LOE does not speak to the violation and cure for the violation on the Finance Charge, but simply states a box was mismarked that was an APR fee. To properly cure this violation, provide a more specific LOE to borrower explaining the violation and cure along with a copy of a cure refund check for at least $[REDACTED], proof of mailing and proof of reopening of rescission to all consumers.  The Final settlement statement reflects no credits to borrower for violations and as this is post close cure, the noted items would be required.

Seller Comment (2026-02-11): Comment from [REDACTED] ([REDACTED]): PCCD - pls advise if acceptable to clear condition & we will disclose to borrower & process pmt.
																			02/24/2026		No	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
225041439	1032095	255468417	35712538	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED] ).	Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure	Reviewer Comment (2026-02-24): [REDACTED] received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Seller Comment (2026-02-23): Comment from [REDACTED] ([REDACTED]): $[REDACTED] cure - PCCD/LOE/CheckCopy/UPS and updated NORC

Reviewer Comment (2026-02-12): [REDACTED] received Corrected CD & LOE to borrower.  The Finance charge was underdisclosed by $[REDACTED] which appears to have been related to the title-CPL fee that is not reflected on the lender compliance report as a finance charge.  The PCCD provided reflects changes on the Discount Fee and making a portion lender paid for $[REDACTED] and the LOE does not speak to the violation and cure for the violation on the Finance Charge, but simply states a box was mismarked that was an APR fee. To properly cure this violation, provide a more specific LOE to borrower explaining the violation and cure along with a copy of a cure refund check for at least $[REDACTED], proof of mailing and proof of reopening of rescission to all consumers.  The Final settlement statement reflects no credits to borrower for violations and as this is post close cure, the noted items would be required.

Seller Comment (2026-02-11): Comment from [REDACTED] ([REDACTED]): PCCD - pls advise if acceptable to clear condition & we will disclose to borrower & process pmt.
																			02/24/2026		No	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
225142279	1033605	RNT0000056746	35855023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	20% reduction for STR income required per investor.	Reviewer Comment (2026-05-06): Received actual rents received

Seller Comment (2026-05-01): Comment from [REDACTED] ([REDACTED]): see updated rental income statement that includes VRBO

Reviewer Comment (2026-04-21): Income w/o required overlay is $[REDACTED] per Income Statement in file (Doc ID 0621). No reduction applied.

Buyer Comment (2026-04-15): Comment from [REDACTED] ([REDACTED]): no overlays applied, please review to guidelines w/o overlays

Reviewer Comment (2026-02-25): [REDACTED]% reduction for STR income required per investor.

Seller Comment (2026-02-24): Comment from [REDACTED] ([REDACTED]): DSCR [REDACTED]
																		05/06/2026			No	1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
225148537	35174413	35174413	36045704	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	There are conflicting documents in file. There is an operating agreement for the borrowing entity, however there is also a recent affidavit where the Guarantor indicates than an operating agreement for the borrowing entity does not exist.	Reviewer Comment (2026-03-26): Trailing Guarantor email received to clarifty

Seller Comment (2026-03-25): We had our [REDACTED] reach out the borrower and they provided this email explanation. If this does not suffice, please tell me exactly what is needed so we can go back and ask for it.

Reviewer Comment (2026-03-23): Nevertheless, the affidavit is in file and was executed by the member.  Moved to [REDACTED] for consideration.  At the very least [REDACTED] would recommend having the member of the borrowing entity execute a document to clarify what is accurate between these [REDACTED] file documents and explain why the Affidavit was signed which reflects there is no OA and how does this reconcile with there being an
OA in file.

Seller Comment (2026-03-19): The document you are referring to, Operating agreement affidavit (D0222), was a document prepared by the title company, it is not a [REDACTED] document

Reviewer Comment (2026-03-19): Moved to [REDACTED] for consideration.  At the very least [REDACTED] would recommend having the member of the borrowing entity execute a document to clarify what is accurate between these 2 file documents and explain why the Affidavit was signed which reflects there is no OA and how does this reconcile with there being an
OA in file.

Seller Comment (2026-03-18): What would be needed to clear this exception?

Reviewer Comment (2026-03-16): Operating agreement affidavit (D0222) indicates no operating agreement exists for [REDACTED].  This document is signed and notarized on [REDACTED].  There is a [REDACTED] dated [REDACTED] that is an Operating agreement

Seller Comment (2026-03-13): Unable to locate the LOE being referenced however, per LOE on file borrower created OA once they were actively conducting business. The OA on file is signed and accurate.
																		03/26/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
225151588	6000063129	35922163	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Adjusts Once	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [REDACTED] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. Loan Terms adjust a single adjustment of Principal and Interest.	Loan Terms: Final Closing Disclosure provided on [REDACTED] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. Loan Terms adjust a single adjustment of Principal and Interest. (Final/[REDACTED] )	Reviewer Comment (2026-03-13): Received curative docs, LOE, PCCD, and mailing

Seller Comment (2026-03-12): FedEx LOE PCCD - thank you.

Reviewer Comment (2026-03-11): Disclosure of accurate repayment terms is required.  Based on the provided CD verbiage using, "every," the payment would adjust in year [REDACTED] and then again in year [REDACTED].  As these are not the terms outlined in the note the disclosure is incorrect. In this section the designation should be per the note addendum, "adjusts once starting in year [REDACTED]." Please provide PCCD, LOE, reopening of RTC and proof of delivery to cure.

Seller Comment (2026-03-10): Please escalate this as our LOS does not print that there. -per [REDACTED]: That section should be blank, as the payment amount only adjusts once after the first [REDACTED] payments.

Reviewer Comment (2026-03-10): [REDACTED] received Corrected CD issued [REDACTED].  However, Page 1 CD Loan Terms under Monthly principal & Interest states "Adjusts every starting in" but Note reflects that this step payment adjusts only once and was not disclosed that it "Adjusts Once".  there was no information provided in this section of how often adjusts which was a single adjustment. Corrected CD & LOE to cure

Seller Comment (2026-03-09): PCCD attached. Thank you.

Reviewer Comment (2026-02-27): Disclosed that adjusts every starting in, but Note reflects payment adjusts Once.  Corrected CD & LOE to borrower
																			03/13/2026		No	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes
225151591	6000063589	35890891	Credit	Guideline	Guideline Issue	Guideline	Loan does not meet guideline requirements regarding gift funds, due to occupancy and/or borrower's own funds contribution.	Occupancy: ___; Down payment % from borrower's own funds: ___.	Borrower has verified disposable income of at least $[REDACTED] Borrower has worked in the same position for more than 3 years.	SitusAMC SitusAMC	Reviewer Comment (2026-03-12): Waived and downgraded per client email/ sheet based on available compensating factors.

Reviewer Comment (2026-03-10): Buyer review required

Seller Comment (2026-03-05): This is an erroneous deficiency. -per GL's: Down Payment Requirements: · Gift funds are acceptable as [REDACTED]% down payment for loans < [REDACTED]% LTV/CLTV
Please escalate. Thank you.

Reviewer Comment (2026-03-04): Guidelines require the borrower to meet reserve requirements with their own documented funds and for loans with an LTV of [REDACTED]% or more the borrower must contribute at least [REDACTED]% of the down payment from their own funds.  Of the $[REDACTED]k in assets, $[REDACTED]k were gift funds.

Seller Comment (2026-02-26): Please clarify your condition. Wire receipt attached. Thank you.
																				03/12/2026	Yes	2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase		C	B	C	B	C	A	A	A	Exempt from ATR	Exempt from ATR	No
225151606	6000063658	35916004	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [REDACTED] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Reviewer Comment (2026-03-09): [REDACTED] received disclosure tracking details summary for the initial disclosures sent via by mail on [REDACTED].

Seller Comment (2026-03-05): Mail Fulfillment

Reviewer Comment (2026-03-02): [REDACTED] received completed document audit report with Loan disclosure History. However, the document provided does not reflect the actual Electronic Consent Agreement Authorization by borrower and only reflects the history of a disclosure sent to borrower that was signed. No entry states "electronic consent approved/authorized.  Provide actual E-consent agreement with borrower.

Seller Comment (2026-02-28): compliance summary is in the file showing e consent
																		03/09/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	B	C	B	C	A	A	A	Exempt from ATR	Exempt from ATR	No
225216949	1035445	105861153		35998181			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2						Reviewer Comment (2026-03-18): Received UCDP Submission Summary Report, exception cleared. Buyer Comment (2026-03-17): Comment from [REDACTED] ([REDACTED]): See DOC ID 0321 page 584 , document is in the file, please revisit. Reviewer Comment (2026-03-12): Received Disclosure Tracking and Closing Disclosure dated [REDACTED]. However, the file is missing UCDP Summary if score is greater than [REDACTED] or not available, a CDA desk review from [REDACTED] is required. Exception remains. Buyer Comment (2026-03-12): Comment from [REDACTED] ([REDACTED]): CU score is [REDACTED], please clear	03/18/2026			No	1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	D	A	Non QM	Non QM	No
225258765	1035796	RFL0000023683	36048909	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is over disclosed by $[REDACTED] compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED] ).	Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is over disclosed by $[REDACTED] compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED] ). (Final/[REDACTED] )	Reviewer Comment (2026-03-30): [REDACTED] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Seller Comment (2026-03-27): Comment from [REDACTED] ([REDACTED]): APR Cure to borrower

Reviewer Comment (2026-03-19): the Verification fee is being tested as a finance charge.  Fee purpose determines inclusion or exclusion from testing.  1026.4(c)(7) states the following fees may be excluded from testing.   (i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
  (ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
  (iii) Notary and credit-report fees.
  (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.
  (v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.

Seller Comment (2026-03-18): Comment from [REDACTED] ([REDACTED]): COC
																			03/30/2026		No	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
225258765	1035796	RFL0000023683	36048910	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED] ).	Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] [REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED] ). (Final/[REDACTED] )	Reviewer Comment (2026-03-30): [REDACTED] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Seller Comment (2026-03-27): Comment from [REDACTED] ([REDACTED]): APR Cure to Borrower

Reviewer Comment (2026-03-25): To clarify calculations.  The Underdisclosure is calculated at $[REDACTED], with total finance charge calculated at $[REDACTED].  Appears per lender's compliance report, they included the Appraisal Review Fees paid by borrower in the amount of $[REDACTED] & $[REDACTED] for total of $[REDACTED], but did not include the $[REDACTED] Credit Verifications Bundle.  This makes the difference of underdisclosure $[REDACTED].  Without additional information from the lender regarding all services/purpose of the Credit Verifications Bundle and the fee amounts wihtin the $[REDACTED] if separate services, we have included in our calculations.

Seller Comment (2026-03-24): Comment from [REDACTED] ([REDACTED]): Please clarify the correct violation, [REDACTED] is citing [REDACTED] but clarity shows [REDACTED]. Please see attached and clarify, thank you.

Reviewer Comment (2026-03-19): the Verification fee is being tested as a finance charge. Fee purpose determines inclusion or exclusion from testing. 1026.4(c)(7) states the following fees may be excluded from testing. (i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes. (ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents. (iii) Notary and credit-report fees. (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations. (v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.

Seller Comment (2026-03-18): Comment from [REDACTED] ([REDACTED]): COC
																			03/30/2026		No	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
225283214	1033554	RWL0000003220	36083002	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.66728% or Final Disclosure APR of 7.67400% is equal to or greater than the threshold of APOR 5.98% + 1.5%, or 7.48000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2026-03-25): Received borrower attestation for receipt of appraisal on [REDACTED]. Compliance testing updated.

Seller Comment (2026-03-25): Comment from Heidi Long ([REDACTED]): LOE from Borrower

Reviewer Comment (2026-03-20): Original report was delivered to the borrower electronically on [REDACTED]. Mailbox Rule applied. Borrower is considered to have received the report on [REDACTED]. Date of consummation is [REDACTED]. The borrower was not provided a copy of the appraisal [REDACTED] full days prior to loan closing.

Buyer Comment (2026-03-19): Comment from [REDACTED] ([REDACTED]): Per the Processor and UW-The initial appraisal delivery was [REDACTED].
The appraisal revision condition was added on [REDACTED], revision was received [REDACTED] and disclosed to the borrower same day.

The revision uw condition:
Provide photos of the comps. If unable to take the photo, provide MLS photos.

Revision response: message from the appraiser
THE PHOTOS ARE ON THE EXTRA PHOTO PAGES FOR ALL SALES ON THE INITIAL REPORT.

Reviewer Comment (2026-03-19): Loan is confirmed HPML. Non-compliant due to appraisal delivery timing. Received appraisal timing waiver. Appraisal timing waivers cannot be applied to HPML loans.

Seller Comment (2026-03-19): Comment from [REDACTED] ([REDACTED]): UW High price passed
																		03/25/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
225283214	1033554	RWL0000003220	36083003	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2026-03-25): Received borrower attestation for receipt of appraisal on [REDACTED]. Compliance testing updated.

Seller Comment (2026-03-25): Comment from Heidi Long ([REDACTED]): LOE from Borrower

Reviewer Comment (2026-03-20): Original report was delivered to the borrower electronically on [REDACTED]. Mailbox Rule applied. Borrower is considered to have received the report on [REDACTED]. Date of consummation is [REDACTED]. The borrower was not provided a copy of the appraisal [REDACTED] full days prior to loan closing.

Seller Comment (2026-03-19): Comment from [REDACTED] ([REDACTED]): Appraisal delivery [REDACTED]

Reviewer Comment (2026-03-19): Received appraisal timing waiver. Appraisal timing waivers cannot be applied to HPML loans.

Seller Comment (2026-03-19): Comment from [REDACTED] ([REDACTED]): [REDACTED] day appraisal waiver
																		03/25/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
225283214	1033554	RWL0000003220	36083004	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2026-03-25): Received borrower attestation for receipt of appraisal on [REDACTED]. Compliance testing updated.

Seller Comment (2026-03-25): Comment from Heidi Long ([REDACTED]): LOE from borrower

Reviewer Comment (2026-03-20): Original report was delivered to the borrower electronically on [REDACTED]. Mailbox Rule applied. Borrower is considered to have received the report on [REDACTED]. Date of consummation is [REDACTED]. The borrower was not provided a copy of the appraisal [REDACTED] full days prior to loan closing.

Buyer Comment (2026-03-19): Comment from [REDACTED] ([REDACTED]): Per the processor and [REDACTED]-The initial appraisal delivery was [REDACTED].
The appraisal revision condition was added on [REDACTED], revision was received [REDACTED] and disclosed to the borrower same day.

The revision uw condition:
Provide photos of the comps. If unable to take the photo, provide MLS photos.

Revision response: message from the appraiser
THE PHOTOS ARE ON THE EXTRA PHOTO PAGES FOR ALL SALES ON THE INITIAL REPORT.

Reviewer Comment (2026-03-19): Received appraisal timing waiver. Appraisal timing waivers cannot be applied to HPML loans.

Seller Comment (2026-03-19): Comment from [REDACTED] ([REDACTED]): [REDACTED] day appraisal waiver
																					No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
225292373	6000062527	36117043	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Statement for second lien	Reviewer Comment (2026-04-06): received settlement statement showing loan was paid off with refinance.

Seller Comment (2026-04-06): -per [REDACTED]: SPS debt was PIF when [REDACTED] was refinanced on [REDACTED]. It was replaced by [REDACTED] loan #[REDACTED]. The settlement statement evidencing the payoff is filed under the Credit-Mortgage Rating bucket.

Seller Comment (2026-04-06): -per [REDACTED]: After reading the finding - it is unclear what is needed. Could we asked for clarification on this, please?

Reviewer Comment (2026-04-02): Credit report and credit supplement on file disclosed a mortgage with [REDACTED] with a monthly payment of $[REDACTED] and a UPB of $[REDACTED].. 1008 associated this mortgage with the REO property located on [REDACTED]. Please provide evidence that this mortgage is not associated with this REO property and evidence to which REO property this lien is associated with.

Seller Comment (2026-03-27): REO docs for [REDACTED] - no [REDACTED]. Thank you.
																		04/06/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No
225292373	6000062527	36117212	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Subsequent Changes Test	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on[REDACTED] disclosed a Subsequent Changes period that does not match the actual terms for the loan.	Incorrect data on AP table on page 4.	Reviewer Comment (2026-04-10): [REDACTED] received Letter of Explanation & Corrected CD

Seller Comment (2026-04-09): Mailed Cure Pack - thank you.

Reviewer Comment (2026-04-01): [REDACTED] received Corrected CD & LOE.  However there was not changes from the Final CD and has not been cured. Regulation under 1026.37(i)(5) requires that the AP table rows under Monthly Principal and Interest be disclosed as follows: Subsequent Changes row must disclose the frequency of adjustments to the regular periodic principal and interest payment after the initial adjustment (not the dollar amount).  Regulation further provides if there are no adjustments to the payment after the end of the interest only period, the disclosure should state: "No subsequent changes"  In Addition the First Change/Amount & Maximum Payment has not been correctly disclosed, please see those separate exceptions which state: First Change/Amount row must disclose both the dollar amount and the number of payment that corresponds with the first payment change (e.g. $____ at [REDACTED]st payment) AND Maximum Payment row must disclose both the maximum dollar amount and the number of payment that corresponds with the maximum payment amount (e.g. $____ starting at [REDACTED]st payment).  Corrected CD & LOE to borrower to cure AP Table.

Seller Comment (2026-03-31): FedEx LOE PCCD - thank you!
																			04/10/2026		No	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes
225299549	1010003174	36100446	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Subsequent Changes Test	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [REDACTED] disclosed a Subsequent Changes period that does not match the actual terms for the loan.	Incorrect data on AP table on page 4.	Reviewer Comment (2026-04-10): [REDACTED] received Letter of Explanation & Corrected CD

Seller Comment (2026-04-09): 2nd Step Cure Package

Reviewer Comment (2026-04-01): [REDACTED] received Corrected CD & LOE.  However there was not changes from the Final CD and has not been cured. Regulation under 1026.37(i)(5) requires that the AP table rows under Monthly Principal and Interest be disclosed as follows: Subsequent Changes row must disclose the frequency of adjustments to the regular periodic principal and interest payment after the initial adjustment (not the dollar amount).  Regulation further provides if there are no adjustments to the payment after the end of the interest only period, the disclosure should state: "No subsequent changes"  In Addition the First Change/Amount & Maximum Payment has not been correctly disclosed, please see those separate exceptions which state: First Change/Amount row must disclose both the dollar amount and the number of payment that corresponds with the first payment change (e.g. $____ at [REDACTED]st payment) AND Maximum Payment row must disclose both the maximum dollar amount and the number of payment that corresponds with the maximum payment amount (e.g. $____ starting at [REDACTED]st payment).  Corrected CD & LOE to borrower to cure AP Table.

Reviewer Comment (2026-04-01): Subsequent payment area on AP table on page 4 shows a payment amount rather than a number of subsequent changes.

Seller Comment (2026-03-30): cure package
																			04/10/2026		No	2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes
225299560	1040013419	36112141	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Subsequent Changes Test	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [REDACTED] disclosed a Subsequent Changes period that does not match the actual terms for the loan.	Incorrect data on subsequent changes on AP table.	Reviewer Comment (2026-04-10): [REDACTED] received Letter of Explanation & Corrected CD

Seller Comment (2026-04-09): Copy of Mailed LOE and PCCD attached. Thank you!

Reviewer Comment (2026-04-01): [REDACTED] received Corrected CD & LOE.  However there was not changes from the Final CD and has not been cured. Regulation under 1026.37(i)(5) requires that the AP table rows under Monthly Principal and Interest be disclosed as follows: Subsequent Changes row must disclose the frequency of adjustments to the regular periodic principal and interest payment after the initial adjustment (not the dollar amount).  Regulation further provides if there are no adjustments to the payment after the end of the interest only period, the disclosure should state: "No subsequent changes"  In Addition the First Change/Amount & Maximum Payment has not been correctly disclosed, please see those separate exceptions which state: First Change/Amount row must disclose both the dollar amount and the number of payment that corresponds with the first payment change (e.g. $____ at [REDACTED]st payment) AND Maximum Payment row must disclose both the maximum dollar amount and the number of payment that corresponds with the maximum payment amount (e.g. $____ starting at [REDACTED]st payment).  Corrected CD & LOE to borrower to cure AP Table.

Seller Comment (2026-03-31): FedEx LOE PCCD attached, thank you.
																			04/10/2026		No	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes
225299588	6000065129	36195984	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Reviewer Comment (2026-04-11): Report dated of [REDACTED], provided on [REDACTED] without proof of receipt and is not [REDACTED] business days prior to closing. EV2 unable to clear as report is [REDACTED] which is not prior to [REDACTED] days of closing

Seller Comment (2026-04-07): Proof of delivery was provided. Not required to provide proof borrower opened the email. This should be cleared.

Reviewer Comment (2026-04-06): Received proof appraisal was sent [REDACTED] - no proof provided of borrower receipt or download of appraisal sent on [REDACTED]

Seller Comment (2026-04-06): Appraisal Delivery Confirmations. Thank you.
																					No	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No
225464562	1036342	265565205	36292325	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Borrower recently refinanced the property located at [REDACTED] , therefore, provide Mortgage Statement.	Reviewer Comment (2026-05-14): Received Mortgage Statement. Exception cleared.

Seller Comment (2026-05-13): Comment from [REDACTED] ([REDACTED]): MORTGAGE STATEMENT [REDACTED]

Reviewer Comment (2026-05-13): Please provide the Final CD from this transaction disclosing the breakdown of the monthly payments to use in lieu of a mortgage statement. as the Received Final Closing Statement not reflecting the  month payments (P&I)

Seller Comment (2026-05-13): Comment from [REDACTED] ([REDACTED]): [REDACTED] NEW CLOSING MRTG STMT NOT AVAILABLE

Reviewer Comment (2026-05-12): Please provide the Final CD from this transaction disclosing the breakdown of the monthly payments to use in lieu of a mortgage statement.

Buyer Comment (2026-05-07): Comment from [REDACTED] ([REDACTED]): REO refinanced same month as subject loan closed, there is no mortgage statement. See DOC ID 0328 and advise.
																		05/14/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
225469066	1037328	4256205069	36298031	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[REDACTED] exceeds tolerance of [REDACTED]. $[REDACTED]over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[REDACTED] exceeds tolerance of [REDACTED]. $[REDACTED] over legal limit. Insufficient or no cure was provided to the borrower. ([REDACTED])	Reviewer Comment (2026-05-15): [REDACTED] received valid rebuttal comment from the seller and changed circumstance dated [REDACTED].

Buyer Comment (2026-05-14): Comment from [REDACTED] ([REDACTED]): Please reconsider - CDA is a GL requirement. Per seller: It is part of our guidelines and was disclosed after we got the appraisal back. The appraisal form type is non-UAD. Due to a CU score not being an option the CDA was required.

Reviewer Comment (2026-04-28): [REDACTED] received Changed Circumstance dated [REDACTED], but it does not give sufficient information on why the CDA fee were added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2026-04-27): Comment from [REDACTED] ([REDACTED]): LE and COC
																		05/15/2026			No	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
225474072	1036010	3010557201	36310182	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is over disclosed by $[REDACTED] compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED] ).	Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is over disclosed by $[REDACTED] compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED] ). (Final/[REDACTED] )	Reviewer Comment (2026-05-01): [REDACTED] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Seller Comment (2026-04-30): Comment from [REDACTED] ([REDACTED]): PCCD/refund

Reviewer Comment (2026-04-24): [REDACTED] received rebuttal that LOan Closing fee should not be included in finance charge calculation and Doc prep should be. The Final CD disclosed in Section C a $[REDACTED] fee with the title of Freeform/Can Shop/Non-APR.  This fee name is generic and unable to determine the services it provided and if a finance charge.  Looking at the Final Settlement Statement the same fee amount is titled Loan Closing Transaction Fee - WA.  A fee associated with the loan, thus extensiion of credit, which appears to be a service fee relating to the closing of the loan would be a finance charge.  [REDACTED] would view a Doc Prep fee as an excludable fee under 4(c)7 (ii) Fees for prepaing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents of the regulations.  If lender feels the Freeform/CanShop/Non-APR $[REDACTED] fee is not a finance charge, they should provide a lender's attestation giving the specific fee name and if matches to the FSS and what the services & purpose provided for additional review.

Buyer Comment (2026-04-23): Comment from [REDACTED] ([REDACTED]): Loan Closing Fee should not be included in APR calc; difference appears to be the Loan closing Fee ($[REDACTED]) and Lender Doc Prep Fee should be included in APR calc
																			05/01/2026		No	2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
225474072	1036010	3010557201	36310183	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED] ).	Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] 5 is under disclosed by $[REDACTED] 5 compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED] ). (Final/[REDACTED] )	Reviewer Comment (2026-05-01): [REDACTED] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Seller Comment (2026-04-30): Comment from [REDACTED] ([REDACTED]): PCCD/refund

Reviewer Comment (2026-04-24): [REDACTED] received rebuttal that LOan Closing fee should not be included in finance charge calculation and Doc prep should be. The Final CD disclosed in Section C a $[REDACTED] fee with the title of Freeform/Can Shop/Non-APR.  This fee name is generic and unable to determine the services it provided and if a finance charge.  Looking at the Final Settlement Statement the same fee amount is titled Loan Closing Transaction Fee - WA.  A fee associated with the loan, thus extensiion of credit, which appears to be a service fee relating to the closing of the loan would be a finance charge.  [REDACTED] would view a Doc Prep fee as an excludable fee under 4(c)7 (ii) Fees for prepaing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents of the regulations.  If lender feels the Freeform/CanShop/Non-APR $[REDACTED] fee is not a finance charge, they should provide a lender's attestation giving the specific fee name and if matches to the FSS and what the services & purpose provided for additional review.

Buyer Comment (2026-04-23): Comment from [REDACTED] ([REDACTED]): Loan Closing Fee should not be included in APR calc; difference appears to be the Loan closing Fee ($[REDACTED]) and Lender Doc Prep Fee should be included in APR calc
																			05/01/2026		No	2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
225474072	1036010	3010557201	36310184	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Freeform/Can Shop/Non-APR. Fee Amount of $[REDACTED] exceeds tolerance of [REDACTED]. $[REDACTED] over legal limit. Insufficient or no cure was provided to the borrower.	Fee increased without a valid change of circumstance.	Reviewer Comment (2026-04-29): [REDACTED] received corrected PCCD and LOE with corrected title fee name.

Seller Comment (2026-04-27): Comment from [REDACTED] ([REDACTED]): Fee name updated on PCCD

Reviewer Comment (2026-04-27): [REDACTED] notes that the Freeform/Can Shop/Non-APR fee added is in Section C of initial CD and was not disclosed any of the LEs. Additionally, the fee was paid to Endpoint Closing, Inc. for title services; however, it was disclosed without the required title prefix. Please provide a corrected PCCD with the appropriate title designation to clear the exception or provide applicable cure documentation.

Buyer Comment (2026-04-23): Comment from [REDACTED] ([REDACTED]): Loan Closing Transaction Fee (Freeform/Can Shop/Non-APR) is a fee the borrower can shop/did shop; subject to good faith tolerance, no cure required
																		04/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
225502318	1038064	401086879	36334094	Credit	Guideline	Guideline Issue	Guideline	Borrower does not meet the guideline requirements for a non-permanent resident alien.	-	Per Investor: Non-Permanent Resident Alien allowed with US Credit and acceptable VISA eligible classification: E, G, H, L, O, P, TN. Missing copy of VISA.	Reviewer Comment (2026-05-18): Overlay removed.

Reviewer Comment (2026-05-14): Please provide confirmation to [REDACTED] via email that loan is not subject to client overlays.

Buyer Comment (2026-05-14): Comment from [REDACTED] ([REDACTED]): The overlays do not apply on this mini bulk, please clear.

Reviewer Comment (2026-05-06): Visa required. Please reach out to [REDACTED] for additional information.

Seller Comment (2026-05-05): Comment from [REDACTED] ([REDACTED]): here is her passport which is acceptable to provide

Reviewer Comment (2026-05-01): The employment authorization card was provided, please provide a copy of their valid visa

Seller Comment (2026-04-27): Comment from [REDACTED] ([REDACTED]): VISA
																		05/18/2026			No	1	C	A	C	A	C	A	C	A	C	A		IL	Investment	Purchase		C	A	C	A			A	A		N/A	No
225557666	1035417	3010568822	36464606	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Appears lender used lessor amount for other REO	Reviewer Comment (2026-05-18): Loan meets updated credit guidelines for allowance to [REDACTED]% DTI. Compliance testing updated.

Seller Comment (2026-05-18): Comment from [REDACTED] ([REDACTED]): [REDACTED] GL's w [REDACTED]% DTI eligibility

Reviewer Comment (2026-05-18): Guidelines provided for review do not include requirements or allowance for [REDACTED]% DTI.

Buyer Comment (2026-05-15): Comment from [REDACTED] ([REDACTED]): Please revisit. [REDACTED] guidelines permit up to [REDACTED]% DTI with following eligibility requirements: Full doc Only, Primary Residence only, No FTHB, Max [REDACTED]% LTV / CLTV, Min [REDACTED] Fico, Max Loan amount $[REDACTED] Min $[REDACTED] per month Residual income. Thank you!

Buyer Comment (2026-05-14): Comment from [REDACTED] ([REDACTED]): Please revisit. [REDACTED] guidelines permit up to [REDACTED]% DTI with following eligibility requirements: Full doc Only, Primary Residence only, No FTHB, Max [REDACTED]% LTV / CLTV, Min [REDACTED] Fico, Max Loan amount $[REDACTED], Min $[REDACTED] per month Residual income. Thank you!
																		05/18/2026			No	1		A		A		A		A		A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
225557666	1035417	3010568822	36464611	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI exceeds allowable based on inclusion of other REO	Reviewer Comment (2026-05-18): Loan meets updated credit guidelines for allowance to [REDACTED]% DTI. Compliance testing updated.

Reviewer Comment (2026-05-18): Guidelines provided for review do not include requirements or allowance for [REDACTED]% DTI.

Buyer Comment (2026-05-15): Comment from [REDACTED] ([REDACTED]): Please revisit. [REDACTED] guidelines permit up to [REDACTED]% DTI with following eligibility requirements: Full doc Only, Primary Residence only, No FTHB, Max [REDACTED]% LTV / CLTV, Min [REDACTED] Fico, Max Loan amount $[REDACTED] Min $[REDACTED] per month Residual income. Thank you!

Buyer Comment (2026-05-14): Comment from [REDACTED] ([REDACTED]): Please revisit. [REDACTED] guidelines permit up to [REDACTED]% DTI with following eligibility requirements: Full doc Only, Primary Residence only, No FTHB, Max [REDACTED]% LTV / CLTV, Min [REDACTED] Fico, Max Loan amount $[REDACTED], Min $[REDACTED] per month Residual income. Thank you!
																		05/18/2026			No	1		A		A		A		A		A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
225557666	1035417	3010568822	36464612	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	DTI exceeds allowable based on inclusion of other REO	Reviewer Comment (2026-05-18): Loan meets updated credit guidelines for allowance to [REDACTED]% DTI. Compliance testing updated.

Reviewer Comment (2026-05-18): Guidelines provided for review do not include requirements or allowance for [REDACTED]% DTI.

Buyer Comment (2026-05-15): Comment from [REDACTED] ([REDACTED]): Please revisit. [REDACTED] guidelines permit up to [REDACTED]% DTI with following eligibility requirements: Full doc Only, Primary Residence only, No FTHB, Max [REDACTED]% LTV / CLTV, Min [REDACTED] Fico, Max Loan amount $[REDACTED] Min $[REDACTED] per month Residual income. Thank you!

Buyer Comment (2026-05-14): Comment from [REDACTED] ([REDACTED]): Please revisit. [REDACTED] guidelines permit up to [REDACTED]% DTI with following eligibility requirements: Full doc Only, Primary Residence only, No FTHB, Max [REDACTED]% LTV / CLTV, Min [REDACTED] Fico, Max Loan amount $[REDACTED], Min $[REDACTED] per month Residual income. Thank you!
																		05/18/2026			No	1		A		A		A		A		A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
225557666	1035417	3010568822	36464613	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.35678% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds allowable based on inclusion of other REO	Reviewer Comment (2026-05-18): Loan meets updated credit guidelines for allowance to [REDACTED]% DTI. Compliance testing updated.

Reviewer Comment (2026-05-18): Guidelines provided for review do not include requirements or allowance for [REDACTED]% DTI.

Buyer Comment (2026-05-15): Comment from [REDACTED] ([REDACTED]): Please revisit. [REDACTED] guidelines permit up to [REDACTED]% DTI with following eligibility requirements: Full doc Only, Primary Residence only, No FTHB, Max [REDACTED]% LTV / CLTV, Min [REDACTED] Fico, Max Loan amount $[REDACTED] Min $[REDACTED] per month Residual income. Thank you!

Buyer Comment (2026-05-14): Comment from [REDACTED] ([REDACTED]): Please revisit. [REDACTED] guidelines permit up to [REDACTED]% DTI with following eligibility requirements: Full doc Only, Primary Residence only, No FTHB, Max [REDACTED]% LTV / CLTV, Min [REDACTED] Fico, Max Loan amount $[REDACTED] Min $[REDACTED] per month Residual income. Thank you!
																		05/18/2026			No	1		A		A		A		A		A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
225561919	1038003	401074621		36418925			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Updated as per Sourced Document				Reviewer Comment (2026-05-19): Loan meets guideline requirements for [REDACTED]% DTI. Compliance testing updated. Seller Comment (2026-05-19): Comment from [REDACTED] ([REDACTED]): please see attached rebuttal from Loan Depot underwriter Reviewer Comment (2026-05-14): P&I - $[REDACTED], Tax - $[REDACTED], Ins - $[REDACTED], HOA - $[REDACTED], [REDACTED]nd Home PITIA - $[REDACTED], Credit Debts - $[REDACTED]. Total - $[REDACTED] Income - $[REDACTED]. Buyer Comment (2026-05-13): Comment from [REDACTED] ([REDACTED]): Please provide your calculations regarding the DTI of [REDACTED]%.	05/19/2026			No	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
225562410	1038533	1226113943	36416640	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	Unable to confirm the Guarantor's ownership stake, etc.	Reviewer Comment (2026-05-15): Allowed per guidelines.

Seller Comment (2026-05-15): Comment from [REDACTED] ([REDACTED]): [REDACTED] - [REDACTED]: Please see the attached articles of organization confirming the borrower owns [REDACTED]% of [REDACTED]. The spirit of the guideline has been met. The borrower's ownership percentage has been verified as well as their authority to purchase the subject on behalf of the company.

Reviewer Comment (2026-05-14): Corporate Resolution list [REDACTED] members of the LLC in section 4. Missing Operating Agreement, CPA Letter or other 3rd party document verifying ownership of each member. Exception remains.

Seller Comment (2026-05-13): Comment from [REDACTED] ([REDACTED]): [REDACTED] -[REDACTED]: The corporate resolution confirming the borrower is the sole owner is acceptable as a standalone document per page #44 of the agreed upon guidelines with [REDACTED]. An operating agreement reflecting the same is not required.

Reviewer Comment (2026-05-12): Received Corporate Resolution which was already in file. Provide Operating Agreement. Exception remains.

Seller Comment (2026-05-11): Comment from [REDACTED] ([REDACTED]): [REDACTED] - [REDACTED]: Line #3 of the attached the attached corporate resolution confirms the borrower is the sole member of [REDACTED]. There is no additional documentation needed to verify the borrower's ownership percentage.
																		05/15/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225566248	1038983	1226278272	36417955	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Subject property is classified as Rural. Client consideration and approval required	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months.	SitusAMC	Reviewer Comment (2026-05-14): Waive per client email [REDACTED]

Seller Comment (2026-05-12): Comment from [REDACTED] ([REDACTED]): [REDACTED] [REDACTED]: Please see attached appraisal where it meets all those point listed in the guidelines.
The primary use must be residential;
The property must not be agricultural in nature or otherwise provide a source of farm income to the Borrower or for the subject loan;
The lot size and acreage must be typical for the area and similar to the surrounding properties;
The present use must be the "highest and best use" for the subject property;
The condition, quality and use of outbuildings may be considered in determining the market value of the subject property when the appraiser clearly supports the adjustments with similar comparable information;
Subject property cannot be subject to any idle acreage tax benefit or other tax incentive program related to farming activity (which may be evidenced on the title commitment or tax bill);
																				05/14/2026	Yes	2	C	B	C	B	C	B	C	B	C	B		ME	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225728557	527721	527721	36686399	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed	QCD shows middle name [REDACTED] and Security and Note show just the middle initial.	PITIA reserves above minimum by 6 months or greater. Number of PITIA Reserves: [REDACTED] 0 x 30 x 24 month mortgage history	Aggregator Aggregator	Reviewer Comment (2019-10-22): Client elects to waive based on compensating factors.

Buyer Comment (2019-10-21): ([REDACTED])non-material: Warranty Deed has complete spelling of middle name.  Title and Mortgage match.  [REDACTED] elects to waive based on compensating factors:
[REDACTED] months reserves
[REDACTED] month mortgage history

Reviewer Comment (2019-10-08): Although the Title Commitment and Mortgage vesting match ([REDACTED] and [REDACTED]) the Warranty Deed reflects the [REDACTED] and [REDACTED]. The warranty deed should match the Mortgage. A name affidavit was not provided in file.

Seller Comment (2019-10-06): Please see attached prelim and mortgage matching vesting
																				10/22/2019	Yes	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
225728564	528504	528504	36686427	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided	FICO score above minimum by 20 points or greater. FICO:[REDACTED] Housing payment history clean for 0X30X24 months	Aggregator Aggregator	Reviewer Comment (2019-11-23): [REDACTED] elects to waive with compensating factors.

Buyer Comment (2019-11-20): ([REDACTED])Borrower signed note as both individual and member.  By signing as an individual borrower is personally responsible of repayment of note.  [REDACTED] elects to waive based on compensating factors:
[REDACTED] qualifying fico
[REDACTED] months housing history

Buyer Comment (2019-11-20): ([REDACTED])Borrower signed note as both individual and member.  By signing as an individual borrower is personally responsible of repayment of note.  [REDACTED] elects to waive based on compensating factors:
[REDACTED] qualifying fico[REDACTED] months housing history

Seller Comment (2019-11-20): Escalating to [REDACTED] - Per legal this document is only required if the [REDACTED] does not sign as [REDACTED] and [REDACTED]

Reviewer Comment (2019-11-13): Per [REDACTED] guidelines [REDACTED] requires all of its entity borrowers to submit their loan application with a [REDACTED]. A guaranty agreement would be required.

Seller Comment (2019-11-12): see attached
																				11/23/2019	Yes	2	D	B	D	B	D	B	D	B	D	B		GA	Investment	Purchase		D	B	D	B			A	A		N/A	No
225728564	528504	528504	36686431	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided	Reviewer Comment (2019-11-23): Articles of Organization/Formation were provided.

Buyer Comment (2019-11-20): ([REDACTED])articles of organization, per SOS business is Real Estate and Rental and Leasing.

Seller Comment (2019-11-20): CPA letter, SOS Good Standing are all in the file

Reviewer Comment (2019-11-13): Section 15 of [REDACTED] Guides reflect; [REDACTED] will review entity documents to ensure the borrowing entity is duly formed with authority to conduct real estate transnational and borrowing activity as stated in the organizational documents. Furthermore, for entities with more than [REDACTED] member, sellers must provide evidence that the individual signing on behalf of the borrowing entity has the authority to conduct real estate transactions.

Seller Comment (2019-11-12): Please see attached
																		11/23/2019			No	1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		D	B	D	B			A	A		N/A	No
225728564	528504	528504	36686433	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	Reviewer Comment (2019-11-23): CPA letter confirming [REDACTED]% ownership by Borrower.

Seller Comment (2019-11-20): CPA letter SOS and Good standing documents are all in file

Reviewer Comment (2019-11-13): Section 15 of [REDACTED] Guides reflect; [REDACTED] will review entity documents to ensure the borrowing entity is duly formed with authority to conduct real estate transnational and borrowing activity as stated in the organizational documents. Furthermore, for entities with more than [REDACTED] member, sellers must provide evidence that the individual signing on behalf of the borrowing entity has the authority to conduct real estate transactions.

Seller Comment (2019-11-12): Please see attached
																		11/23/2019			No	1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		D	B	D	B			A	A		N/A	No
225728626	20737	20737	36686640	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Reviewer Comment (2021-05-25): ROC guidelines revised and approved by [REDACTED] to use IO payment for qualification - now DSCR is in line

Seller Comment (2021-05-24): Yes. Sent in email

Reviewer Comment (2021-05-24): Did ROC revise their guidelines?  The version that [Redacted] has reflects that the DSCR qualification is based on the note rate amortized over the remaining term after the I/O period.  This is why the DSCR is so low.  Sufficient comp factors not provided.

Seller Comment (2021-05-21): We are looking at the IO DSCR here. Risk is mitigated with decent borrower liquidity and a FICO that is just under 700.

Seller Comment (2021-05-21): Calculated
NCF DSCR= 1.522
PITIA DSCR=1.306
																		05/25/2021			No	1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Cash-out - Other			B		B				A		N/A	No
225728628	1001726	1001726	36686653	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated[REDACTED] ).	Updated as per final closing disclosure & post close closing disclosure	Reviewer Comment (2023-07-27): [REDACTED] received copy of cure refund, proof of mailing, copy of LOE to borrower and PCCD provided to borrower prior to reporting to cure.

Seller Comment (2023-07-26): Comment from [Redacted] ([Redacted]): LOE

Reviewer Comment (2023-07-21): [REDACTED] received rebuttal that PCCD finance charge correctly disclosed the finance charge. However, the Final CD to borrower did not correctly disclose the finance charges and was underdisclosed for which a cure is due borrower under Material Disclosure violation requirements.  Corrected CD, LOE to borrower explaining correction, copy of cure refund for total underdisclosure of $445 and proof of mailing is required to cure.

Seller Comment (2023-07-20): Comment from [Redacted] ([Redacted]): Finance charge correct on PCCD
																		07/27/2023			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
225728640	1001987	1001987	36686696	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2023-08-22): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/[Redacted])

Seller Comment (2023-08-18): Comment from [Redacted] ([Redacted]): Original Appraisal. The one in the file is a revision.

Reviewer Comment (2023-08-17): Appraisal report date is[Redacted]. Electronic delivery confirms appraisal was sent to borrower on [Redacted] and received/viewed by borrower on [Redacted]. Unable to verify Creditor provided a copy of the valuation to applicant three (3) business days prior to consummation.

Seller Comment (2023-08-16): Comment from [Redacted] ([Redacted]): ECOA

Reviewer Comment (2023-08-14): Received same document.  Receipt of appraisal on 7/22 is not 3 days prior to closing of 7/24

Seller Comment (2023-08-14): Comment from [Redacted] ([Redacted]): ECOA is in the file.
																					No	2	B	B	B	B	B	B	B	B	B	B		PA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
225728640	1001987	1001987	36686697	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.75622% or Final Disclosure APR of 8.77800% is equal to or greater than the threshold of APOR 6.91% + 1.5%, or 8.41000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2023-08-22): Received proof of delivery of appraisal

Buyer Comment (2023-08-18): Comment from [Redacted] ([Redacted]): Original appraisal provided.

Reviewer Comment (2023-08-17): Appraisal report date is[Redacted]. Electronic delivery confirms appraisal was sent to borrower on [Redacted] and received/viewed by borrower on [Redacted]. Unable to verify Creditor provided a copy of the valuation to applicant three (3) business days prior to consummation. Non-compliant due to TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

Buyer Comment (2023-08-16): Comment from [Redacted] ([Redacted]): ECOA Provided

Reviewer Comment (2023-08-14): Non-Compliant due to ECOA appraisal receipt date

Seller Comment (2023-08-14): Comment from [Redacted] ([Redacted]): Compliance ease is in the file also uploaded the HPML cert
																		08/22/2023			No	1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
225728640	1001987	1001987	36686698	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2023-08-22): Received proof of delivery of appraisal

Buyer Comment (2023-08-18): Comment from [Redacted] ([Redacted]): Original Appraisal provided.

Reviewer Comment (2023-08-17): Appraisal report date is [Redacted]. Electronic delivery confirms appraisal was sent to borrower on [Redacted] and received/viewed by borrower on [Redacted]. Unable to verify Creditor provided a copy of the valuation to applicant three (3) business days prior to consummation.

Buyer Comment (2023-08-16): Comment from [Redacted] ([Redacted]): ECOA Provided

Reviewer Comment (2023-08-14): Received same document.  Receipt of appraisal on [Redacted] is not 3 days prior to closing of [Redacted]

Buyer Comment (2023-08-14): Comment from [Redacted] ([Redacted]): ECOA is in the file and also uploaded again.
																		08/22/2023			No	1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
225728654	1200000316	1200000316	36686754	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.	All loans with LTV's greater than 80% require an escrow account for taxes and insurance.	Reviewer Comment (2021-10-08): CHM confirmed state requirement used in place of credit guideline requirement.

Reviewer Comment (2021-10-04): Exception pertains to guidelines, not state regulation. Per guidelines, 80% and greater require impounds.

Seller Comment (2021-10-01): Per the state of CA it is 90% - HE PEOPLE OF THE STATE OF CALIFORNIA DO ENACT AS FOLLOWS:

SECTION 1.
Section 2954 of the Civil Code is amended to read:

2954.
(a) (1) No impound, trust, or other type of account for payment of taxes on the property, insurance premiums or other purposes relating to the property shall be required as a condition of a real property sale contract or a loan secured by a deed of trust or mortgage on real property containing only a single-family, owner-occupied dwelling, except: (1) where required by a state or federal regulatory authority; or (2) where a loan is made, guaranteed, or insured by a state or federal governmental lending or insuring agency; or (3) upon a failure of the purchaser or borrower to pay two consecutive tax installments on the property prior to the delinquency date for such payments; or (4) where the original principal amount of such a loan is (i) 90 percent or more of the sale price, if the property involved is sold, or is (ii) 90 percent or more of the appraised value of the property securing the loan; or (5) whenever the combined principal amount of all loans secured by the real property exceeds 80 percent of the appraised value of the property securing the loans; or (6) where a loan is made in compliance with the requirements for higher priced mortgage loans established in Regulation Z, whether or not the loan is a higher priced mortgage loan; or (7) where a loan is refinanced or modified in connection with a lender's homeownership preservation program or a lender's participation in such a program sponsored by a federal, state, or local government authority or a nonprofit organization. Nothing contained in this section shall preclude establishment of such an account on terms mutually agreeable to the parties to the loan, if, prior to the execution of the loan or sale agreement, the seller or lender has furnished to the purchaser or borrower a statement in writing, which may be set forth in the loan application, to the effect that the establishment of such an account shall not be required as a condition to the execution of the loan or sale agreement, and further, stating whether or not interest will be paid on the funds in such an account.An impound, trust, or other type of account for the payment of taxes, insurance premiums or other purposes relating to property established in violation of this subdivision is voidable, at the option of the purchaser or borrower, at any time, but shall not otherwise affect the validity of the loan or sale.
																		10/08/2021			No	1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	B	C	B			A	A		N/A	No
225728654	1200000316	1200000316	36686756	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $[REDACTED]	SitusAMC SitusAMC	Reviewer Comment (2021-10-22): Client accepts exception with comp factors

Reviewer Comment (2021-10-18): Exception Explanation Updated from: Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.43 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.

Reviewer Comment (2021-10-08): DSCR updated to .62% based on qualifying IO payment of [Redacted].

Reviewer Comment (2021-10-04): Per guidelines: Qualifying Ratios are based on PITIA payment with the principal and interest payments amortized over the scheduled remaining loan term at the time of recast after the interest only period has expired.
Qualifying P&I $[Redacted], Taxes $[Redacted], Insurance $[Redacted]= PITI $[Redacted]. Calculated monthly income of $[Redacted](lease amounts $[Redacted], $[Redacted], $[Redacted]and $[Redacted]).

Seller Comment (2021-10-01): Market rent = $[Redacted]
IO payment = $[Redacted]
$[Redacted]/$[Redacted]= [Redacted]

Please send me your calculation, above is what we used.
																				10/22/2021	Yes	2	C	B	C	B	C	B	C	B	C	B		CA	Investment	Purchase		C	B	C	B			A	A		N/A	No
225728673	1001830	1001830	36686801	Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)	Guidelines require housing history verification for all financed properties. Missing 12 month payment history for each financed property.	Reviewer Comment (2023-08-18): No P&I on 5001

Buyer Comment (2023-08-17): Comment from [Redacted] ([Redacted]): The property is free and clear. There is no mortgage. Taxes/Insurance are included in DTI.. Documents also provided in the file.

Reviewer Comment (2023-08-16): Received required docs for [Redacted].  For [Redacted] the property history report shows primary owner with borrower and vesting as family trust.  Please provide either the pay history or the note showing no obligation by borrower

Seller Comment (2023-08-15): Comment from [Redacted] ([Redacted]): for property[Redacted]. borrower is only on title and regards to [Redacted] we have documents in the file.

Reviewer Comment (2023-08-14): Missing for [Redacted] and [Redacted]

Buyer Comment (2023-08-11): Comment from [Redacted] ([Redacted]): The tax return is both under [Redacted] and [Redacted].  [Redacted] is only on title and we provided the note/mortgage as proof that [Redacted] is on the loan only.  We hit tax and ins. only for [Redacted] since shes on title. Please review again. thank you.

Reviewer Comment (2023-08-10): All REO reporting on borrower's Schedule E. Individual property reports not provided. Housing history verification or credit exception approval required.

Buyer Comment (2023-08-09): Comment from [Redacted] ([Redacted]): Borrower only owns 2 properties and one is free and cleared and the other the rating is on credit.  The rest are owned by [Redacted]. please review again.
																		08/18/2023			No	1	C	A	C	A	C	A	C	A	C	A		TN	Investment	Purchase		C	B	C	A	C	B	A	A	N/A	N/A	Yes
225728693	3113013068	3113013068	36686875	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance dwelling coverage in the amount of $[REDACTED] was insufficient to cover the Estimated Cost New amount of $[REDACTED] . No evidence was found in the file showing sufficient coverage.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $[REDACTED]

Borrower has worked in the same position for more than [REDACTED]  years.

Borrower's monthly mortgage payment has decreased by at least [REDACTED]

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2022-03-03): Client accepts

Reviewer Comment (2022-03-02): Hazard insurance is not addressed, therefore Fannie Mae standards have been applied as indicated on the matrix.  Estimated cost - new is $[Redacted]x 80% = $[Redacted].  Coverage of $[Redacted]is insufficient.  Insurance coverage should be in the lesser of 100% of the insurable value (replacement cost estimate needs to be provided) or the unpaid balance of the mortgage, as long as it equals 80% of the insurable value of the improvements.

Seller Comment (2022-02-25): Please be advised that the borrower's policy already includes Dwelling Replacement coverage. Our loan amount is $[Redacted]and the hazard coverage is $[Redacted]which is sufficient to meet requirements. I would appreciate your waiving this condition at your earliest convenience. Thank you.
																				03/03/2022	Yes	2	C	B	C	B	C	B	C	B	C	B		CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
225728696	1003778	1003778	36686887	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Shortfall of $[REDACTED] . Coverage amount of $[REDACTED] Does not cover cost to rebuild per appraisal or loan amount.	Reviewer Comment (2024-02-16): Received email confirmation from agent confirming coverage based at internal replacement cost.

Seller Comment (2024-02-16): Comment from [Redacted] ([Redacted]): email from agent

Reviewer Comment (2024-02-12): Moved to buyer queue for approval and downgrade consideration.

Seller Comment (2024-02-12): Comment from [Redacted] ([Redacted]): see Insurance Attestation of 100% Replacement- Buyer cannot demand proof of any additional document per [REDACTED] Statute 626.9551 "No Person may Require an insurance agent to directly or indirectly provide the replacement cost estimator or OTHER UNDERWRITING INFORMATION..."

Reviewer Comment (2024-02-08): Received LOE (Doc ID 0316). While we are aware of [REDACTED] statute, an RCE can be obtained through a third party. Loan amount $[Redacted]. Coverage amount $[Redacted]. Coverage shortfall is $[Redacted].

Seller Comment (2024-02-08): Comment from [Redacted] ([Redacted]): 100% replacement cost

Reviewer Comment (2024-02-04): Moved to buyer queue for approval and downgrade consideration.

Seller Comment (2024-02-01): Comment from [Redacted] ([Redacted]): Full policy jacket

Reviewer Comment (2024-01-29): Moved to buyer queue for approval.

Seller Comment (2024-01-26): Comment from [Redacted] ([Redacted]): Checklist of Coverage
																		02/16/2024			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Non QM	No
225728698	1003772	1003772	36686906	Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete	The Initial Closing Disclosure provided is incomplete as it is missing data on page1 (date issued date, loan terms, & projected payments sections), page 3 (LE column data) and page 5 (loan calculations section).	Reviewer Comment (2024-02-12): [REDACTED] received LOA to remove document(s) 0054 from testing as not provided to the borrower.

Seller Comment (2024-02-12): Comment from [Redacted] ([Redacted]): attached

Reviewer Comment (2024-02-06): [REDACTED] DOC ID 54 does not have issue date, LE column data on page 03, Loan calculation section incomplete. Please provide Letter of Attestation indicating the document ID 54 were never provided to the borrower and [REDACTED] will review for re-testing.

Seller Comment (2024-02-06): Comment from [Redacted] ([Redacted]): condition states CD is incomplete and missing issued date, loan terms etc. The LOE is for the correct borrowers and is the CD escrow, this is the CD from title and not sent to borrower. Doc ID 54 HAS THE ISSUED DATE AND ALL DATA WHICH IS THE FINAL CD 1/8- THAT IS NOT THE ORIGINAL CONDITION CD IN QUESTION. The original condition stated the CD did had missing data. That is because the CD is the CD escrow hasNO ISSUE DATE and missing other items.

Reviewer Comment (2024-02-05): [REDACTED] Received LOA reflects different borrower name and loan #. Also, CD snip showing on LOA does not reflect issue date, closing date and disbursement date; whereas, Incomplete CD (DOC 0054) in file reflects closing date and disbursement date. Please provide Letter of Attestation indicating the document ID 54  were never provided to the borrower and [REDACTED] will review for re-testing.

Seller Comment (2024-02-02): Comment from [Redacted] ([Redacted]): this is a CD ESCROW cd and is from title/escrow- this was not sent to borrower- lender attestation
																		02/12/2024			No	1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225728698	1003772	1003772	36686909	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 0[REDACTED] did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.	The Initial Closing Disclosure provided is incomplete as it is missing data on page1 (date issued date, loan terms, & projected payments sections), page 3 (LE column data) and page 5 (loan calculations section).	Reviewer Comment (2024-02-12): [REDACTED] received LOA to remove document(s) 0054 from testing as not provided to the borrower.

Seller Comment (2024-02-12): Comment from [Redacted] ([Redacted]): attached

Reviewer Comment (2024-02-06): [REDACTED] DOC ID 54 does not have issue date, LE column data on page 03, Loan calculation section incomplete. Please provide Letter of Attestation indicating the document ID 54 were never provided to the borrower and [REDACTED] will review for re-testing.

Seller Comment (2024-02-06): Comment from [Redacted] ([Redacted]): condition states CD is incomplete and missing issued date, loan terms etc. The LOE is for the correct borrowers and is the CD escrow, this is the CD from title and not sent to borrower. Doc ID 54 HAS THE ISSUED DATE AND ALL DATA WHICH IS THE FINAL CD 1/8- THAT IS NOT THE ORIGINAL CONDITION CD IN QUESTION. The original condition stated the CD did had missing data. That is because the CD is the CD escrow has NO ISSUE DATE and missing other items.

Reviewer Comment (2024-02-05): [REDACTED] Received LOA reflects different borrower name and loan #. Also, CD snip showing on LOA does not reflect issue date, closing date and disbursement date; whereas, Incomplete CD (DOC 0054) in file reflects closing date and disbursement date. Please provide Letter of Attestation indicating the document ID 54  were never provided to the borrower and [REDACTED] will review for re-testing.

Seller Comment (2024-02-02): Comment from [Redacted] ([Redacted]): initial CD is dated 1/5- the other CD in question without a date issued is from title/escrow and is a CD ESCROW cd and not sent to borrower
																		02/12/2024			No	1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225728698	1003772	1003772	36686910	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [REDACTED] exceeds tolerance of $[REDACTED] plus 10% or $[REDACTED] . Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-02-13): [REDACTED] received a valid COC.

Seller Comment (2024-02-12): Comment from [Redacted] ([Redacted]): attached

Reviewer Comment (2024-02-07): [REDACTED] received rebuttal, however we are referring final CD only.  On LE recording fee disclosed as $[Redacted]and on final CD recording fee is disclosed as $[Redacted]. A valid COC or cure is required for recording fee increase. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-02-06): Comment from [Redacted] ([Redacted]): you are referring to the CD escrow, NOT an actual CD!

Reviewer Comment (2024-02-05): [REDACTED] received Changed Circumstance dated 01/04/2024, but it does not give sufficient information on why the recording fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason recording fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-02-02): Comment from [Redacted] ([Redacted]): these are waterfall conditions all stemming from the CD ESCROW cd which was not sent to borrower and not an actual disclosure. this is not valid
																		02/13/2024			No	1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225728716	1002473	1002473	351858174	36686990	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage shortfall $[REDACTED]	Reviewer Comment (2023-09-29): Received RCE in trailing documents. Data and testing updated.

Seller Comment (2023-09-29): Comment from [Redacted] ([Redacted]): RCE

Reviewer Comment (2023-09-28): Received additional copy of insurance coverage page. 100% Replacement Cost insures the property up to the amount of coverage. This is not Guaranteed Replacement coverage. Policy specifically notes "Replacement Cost Loss Settlement on Dwelling up to Coverage A amount ($[Redacted]). While we are aware of [REDACTED] statute, an RCE can be obtained through a third party. Coverage amount is insufficient to cover loan amount or cost to rebuild per appraisal.

Seller Comment (2023-09-28): Comment from [Redacted] ([Redacted]): Insurance
																		09/29/2023			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225728716	1002473	1002473	351858174	36686993	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Escrow Service Fee. Fee Amount of $[REDACTED] exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower.	Reviewer Comment (2023-10-03): [REDACTED] received updated Post CD with LOX for the Escrow fee moved to section H from C and the fee is not bound by tolerance.

Seller Comment (2023-10-02): Comment from [Redacted] ([Redacted]): The [REDACTED] fee is a escrow tax hold held at title. Fee belongs in section H.

Reviewer Comment (2023-09-29): [REDACTED] received Post CD and LOX. Kindly provide Copy of refund check and also proof of mailing in order to cure the exception.

Seller Comment (2023-09-28): Comment from [Redacted] ([Redacted]): Please see attached PCCD, LOX and Fedex Air bill for the Tolerance cure below.
																		10/03/2023			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225728719	1002734	1002734		36687007			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment (2023-11-07): Received Replacement Cost Estimate, Exception Cleared. Seller Comment (2023-11-07): Comment from [Redacted] ([Redacted]): the Replacement Cost Estimate for the insurance Reviewer Comment (2023-10-28): 100% Replacement Cost insures the property up to the amount of coverage ($[Redacted]). This is not Guaranteed Replacement coverage. Coverage is insufficient to cover loan amount and an RCE has not been provided. Coverage shortfall is $ [Redacted]. Buyer Comment (2023-10-27): Comment from [Redacted] ([Redacted]): insurance policy states 100% replacement cost	11/07/2023			No	1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
225728719	1002734	1002734	36687008	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	DTI exceeds guidelines, This is due to less income verified. Original income calculation reflected additional income. No other source of income documents were provided.; updated calculation	Reviewer Comment (2023-11-30): Guideline confirmation received in trailing. 15% vacancy factor applied. Data and testing updated.

Seller Comment (2023-11-29): Comment from [Redacted] ([Redacted]): The expense factor per guidelines is 15%.

Reviewer Comment (2023-11-28): EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 60.58024% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2023-11-28): Subject: $[Redacted]monthly rent with 25% vacancy factor = ($[Redacted]). Appears a 15% is being used to calculate $[Redacted].
[Redacted]: Agree on ($[Redacted])
[Redacted]: Agree on ($[Redacted])
[Redacted]: This has been updated to reflect free and clear: ($[Redacted])
[Redacted]: Agree, $[Redacted]
[Redacted]: Updated with additional appreciation: $[Redacted]
[Redacted]: Agree, $[Redacted]
Total Income: $[Redacted]
DTI calculation updated.

Seller Comment (2023-11-22): Comment from [Redacted] ([Redacted]): cert and documents from uw

Reviewer Comment (2023-11-07): EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 65.92141% exceeds Guideline total debt ratio of 50.00000%.

Seller Comment (2023-11-07): Comment from [Redacted] ([Redacted]): Attached is the Loanbeam with updated income calculation based on the 2022 business taxes, along with the 2021 personal taxes and evidence of "No record of return filed" for 2022 personals, and revised 1008 based on this income
																		11/30/2023			No	1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
225728721	1003916	1003916	36687016	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records.	Missing Third Party Verification or CPA Letter for this income source.	Reviewer Comment (2024-03-07): restated designation, updated income documentation

Seller Comment (2024-03-01): Comment from [Redacted] ([Redacted]): Third party verification - Online verification. Per FNMA: Per FNMA a self-employment VOE may be completed through a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the internet, or directory assistance.

Reviewer Comment (2024-02-14): Missing Third Party Verification or CPA Letter for this income source.

Seller Comment (2024-02-14): Comment from [Redacted] ([Redacted]): UW LOE and Operating Agreement
																		03/07/2024			No	1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Non QM	No
225728724	1004668	1004668	36687040	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Due to negative income per 1008 of $[REDACTED] being added to income total.	Reviewer Comment (2024-03-18): Utility was added in labilities(credit section) which was not used in DTI calculations hence deleted the entry, exception cleared.

Buyer Comment (2024-03-15): Comment from [Redacted] ([Redacted]): This is the purchase of a 2nd home transaction.  So the $[Redacted]on the 1008 is the PITIA for the current Primary Residence, not the subject property.  The PITIA for the subject property of $[Redacted]is found below there on the Neg. Cash Flow line.  The total PITIA of $[Redacted]matches.  Based on this, it appears that the PITIA for the subject matches.  Can you provide your full debt breakdown?

Reviewer Comment (2024-03-14): The income calculated in clarity is also $[Redacted]still the DTI is above [Redacted]%, hence unable to clear exception.

Buyer Comment (2024-03-13): Comment from [Redacted] ([Redacted]): The $[Redacted]on the 1008 is already being deducted from the total qualifying income.  Please see below for the qualifying income breakdown.  With that $[Redacted]being deducted already, the DTI is [Redacted]%.  If investor is getting something different, please have them provide their income and debt calculations.

B1 income from [Redacted]  -- $[Redacted]
B1 W2 wages from [Redacted] - $[Redacted]-  W2 wages calculated separately from business returns because business is an 1120 C- Corp.
B2 W2 wages from [Redacted] - $[Redacted]- W2 wages calculated separately from business returns because business is an 1120 C- Corp.
B1 loss from business returns for [Redacted]- ($[Redacted]) - W2 wages calculated separately from business returns because business is an 1120 C- Corp.
B2 loss from business returns for [Redacted] - ($[Redacted]) - W2 wages calculated separately from business returns because business is an 1120 C- Corp.

Total is $[Redacted]+ $[Redacted]+ $[Redacted]- $[Redacted]- $[Redacted]= $[Redacted].  This matches the Final 1008/1003 in file.

thanks
																		03/18/2024			No	1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Non QM	No
225728750	1006589	1006589	36687170	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [REDACTED] , prior to three (3) business days from transaction date of[REDACTED] 12:00:00 AM.	Reviewer Comment (2024-05-28): Received signed/stamped Final Settlement Statement in trailing documents. Disbursement date confirmed on 05/15/2024. RTC compliant.

Seller Comment (2024-05-24): Comment from [Redacted] ([Redacted]): I can see it as the upload 05/23 in your system but uploading again.

Reviewer Comment (2024-05-24): We have only received a Supplemental Title Report showing coverage amount in trailing. A Final signed/stamped Closing Statement from the settlement agent has not been received.

Buyer Comment (2024-05-24): Comment from [Redacted] ([Redacted]): The FSS is uploaded to this condition so I don't know what the issue is.  It's a cert. copy of the FSS.  Please advise!

Reviewer Comment (2024-05-24): We need the Final signed/stamped Settlement Statement to verify Disbursement Date. RTC compliance cannot be verified with a PCCD.

Buyer Comment (2024-05-24): Comment from [Redacted] ([Redacted]): FSS was provided, please advise as to why it does not clear this condition.

Reviewer Comment (2024-05-23): Received Title Policy Supplement. Final signed/stamped Settlement Statement required to verify Disbursement Date. RTC compliance cannot be verified with a PCCD.

Buyer Comment (2024-05-23): Comment from [Redacted] ([Redacted]): .

Reviewer Comment (2024-05-23): Final signed/stamped Settlement Statement required to verify Disbursement Date. RTC compliance cannot be verified with a PCCD.

Seller Comment (2024-05-23): Comment from [Redacted] ([Redacted]): PCCD
																		05/28/2024			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225728754	RFFKXWEAL5	RFFKXWEAL5	36687184	Credit	Business Purpose	General	Business Purpose	The sum of the Property Loan Amounts for listed properties exceeds the Loan Amount	The Total property loan amounts on the Schedule of releases is $[REDACTED] , which exceeds the Note amount of $[REDACTED]	Reviewer Comment (2022-03-03): Corrected Release Provision Rider received.

Seller Comment (2022-03-01): See attached corrected allocation amount.

Reviewer Comment (2021-12-03): Exception to remain open for trailing.

Buyer Comment (2021-12-02): OK to have trailing

Reviewer Comment (2021-12-02): Moved to buyer queue for waiver/ downgrade consideration as this violation is not apparent on the [REDACTED] exception waiver list.

Seller Comment (2021-12-02): Seller requests buyer review: DLP is in the process of correcting this minor drafting error. But we request that be a post trade deliverable. The allocated loan amount is over the amount that it should be. That means it is in currently in [REDACTED]'s favor. The borrower should want to sign the corrective document as it would be in their favor to do so. But if they decline, it does not impact the enforceability.
																		03/03/2022			No	1	C	A	C	A	C	A	C	A	C	A			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225728758	1005404	1005404		36687215			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [REDACTED] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.					Reviewer Comment (2024-06-10): [REDACTED] received evidence for fulfilment. Seller Comment (2024-06-07): Comment from [Redacted] ([Redacted]): A US Postal Service copy of these disclosures would have been posted marked and sent to the borrower on the morning of 03/12 as part of their compliance fulfillment schedule. This postmark counts as our proof of delivery for the initial Loan Estimate. - This sent to fulfillment indicator proves that we put a paper copy in the mail on time Seller Comment (2024-06-07): Comment from [Redacted] ([Redacted]): Audit log attached	06/10/2024			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Non QM	No
225728758	1005404	1005404	36687217	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED] . Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED] . Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-06-06): [REDACTED] received detailed comment that the Wire/Funding/Disbursement fee was disclosed is in section C of borrower can shop for the services and the fee is not bound by tolerance.

Buyer Comment (2024-06-05): Comment from [Redacted] ([Redacted]): The initial LE shows the Wire Fee at $[Redacted]with the overall section C fees being $[Redacted]. The Total Fees at funding were $[Redacted]and reduced to $[Redacted]at PCCD.
If all fees are in C there should be no cure at all. The fees in C have unlimited tolerance.

If fees are in B we have a 10% tolerance of ALL title fees in which case this would not be a cure either.
																		06/06/2024			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Non QM	Yes
225728777	1007165	1007165	36687267	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is under disclosed by $-150.00 compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED] ).	Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed.	Reviewer Comment (2024-06-26): [REDACTED] received documentation of fee purpose.

Buyer Comment (2024-06-25): Comment from [Redacted] ([Redacted]): [Redacted] confirms the credit tech and verification fee is for credit report checks and verification pre-closing and does not include any charges for the life of the loan credit monitoring services.

Reviewer Comment (2024-06-24): [REDACTED] received lender information confirming mapping of fee to non-APR.  Please provide written document with lender attestation confirming the credit technology and verification fee is for credit report checks and verification pre-closing and does not include any charges for life of loan credit monitoring services.

Reviewer Comment (2024-06-24): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted]disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted]and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]). (Final/[Redacted])

Buyer Comment (2024-06-21): Comment from [Redacted] ([Redacted]): The Credit Technology and Verification Fee would be non-APR and is properly mapped to Credit Report Fee in [REDACTED].  TILA specifies Credit Report Fees, along with the cost associated with verifying the information contained in the report, is non-APR. Please clear.

Reviewer Comment (2024-06-18): The credit report fee, which is excludable under 1026.4(c)(7)(iii) has not been tested as a finance charge. The Credit technology and verification fee has been tested as an APR fee as it is not specifically excluded on under 1026.4(c)(7). Please provide cure or further documentation of fee purpose for review.  Is the fee a one-time fee for service provided prior to closing or are service provided life-of-loan services.

Buyer Comment (2024-06-18): Comment from [Redacted] ([Redacted]): Please provide breakdown of which specific fees are causing violation. If it is the credit technology and verification fee, this is a credit report fee and is therefore non-apr.
																		06/26/2024			No	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225728777	1007165	1007165	36687268	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED]	Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.	Reviewer Comment (2024-06-26): [REDACTED] received documentation of fee purpose.

Buyer Comment (2024-06-25): Comment from [Redacted] ([Redacted]): [Redacted] confirms the credit tech and verification fee is for credit report checks and verification pre-closing and does not include any charges for the life of the loan credit monitoring services.

Reviewer Comment (2024-06-24): [REDACTED] received lender information confirming mapping of fee to non-APR.  Please provide written document with lender attestation confirming the credit technology and verification fee is for credit report checks and verification pre-closing and does not include any charges for life of loan credit monitoring services.

Reviewer Comment (2024-06-24): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Final/[Redacted])

Buyer Comment (2024-06-21): Comment from [Redacted] ([Redacted]): The Credit Technology and Verification Fee would be non-APR and is properly mapped to Credit Report Fee in [REDACTED].  TILA specifies Credit Report Fees, along with the cost associated with verifying the information contained in the report, is non-APR. Please clear.

Reviewer Comment (2024-06-18): The credit report fee, which is excludable under 1026.4(c)(7)(iii) has not been tested as a finance charge. The Credit technology and verification fee has been tested as an APR fee as it is not specifically excluded on under 1026.4(c)(7). Please provide cure or further documentation of fee purpose for review.  Is the fee a one-time fee for service provided prior to closing or are service provided life-of-loan services.

Buyer Comment (2024-06-18): Comment from [Redacted] ([Redacted]): Please provide breakdown of which specific fees are causing violation. If it is the credit technology and verification fee, this is a credit report fee and is therefore non-apr.
																		06/26/2024			No	1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225728802	1006522	1006522	36687354	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED] ).	Final Closing Disclosure disclosed a Amount Financed of $[REDACTED] ; calculated Amount Financed is $[REDACTED] . Variance of $[REDACTED] .	Reviewer Comment (2024-07-18): [REDACTED] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD.

Seller Comment (2024-07-17): Comment from [Redacted] ([REDACTED]): Attached UPS

Reviewer Comment (2024-06-24): Please provide proof of mailing to complete cure.

Seller Comment (2024-06-21): Comment from [Redacted] ([REDACTED]): Letter to borrower, copy of check and PCCD

Reviewer Comment (2024-06-14): $150 cure refund to borrower for underdisclosure would cure both the Finance Charge and the Amount Finance violations.  Cure with Corrected CD, LOE to borrower, copy of the cure refund for full underdisclosure of $[Redacted]and proof of mailing.

Buyer Comment (2024-06-13): Comment from [Redacted] ([REDACTED]): If we issue a cure for $[Redacted]will this cure both conditons?

Reviewer Comment (2024-05-30): The appraisal fee would be considered a 4c7 fee, however the appraisal rush fee is tested as a finance charge.  Cure is required.

Buyer Comment (2024-05-29): Comment from [Redacted] ([Redacted]): Please see Doc ID 0081 for fees included in the finance charge (appraisal rush fee is not included)- please revisit
																			07/18/2024		No	2	C	B	C	B	C	B	C	B	C	B		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225728802	1006522	1006522	36687355	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on[REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED] ).	Final Closing Disclosure disclosed a finance charge of $[REDACTED] ; calculated finance charge is $[REDACTED] Variance of -$[REDACTED]	Reviewer Comment (2024-07-18): [REDACTED] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD.

Seller Comment (2024-07-17): Comment from [Redacted] ([REDACTED]): PCCD/UPS

Reviewer Comment (2024-06-24): Please provide proof of mailing to complete cure.

Seller Comment (2024-06-21): Comment from [Redacted] ([REDACTED]): Letter to borrower, copy of check and PCCD.

Reviewer Comment (2024-06-17): $[Redacted] cure refund to borrower for underdisclosure would cure Both the Finance Charge and the Amount Finance violations.

Buyer Comment (2024-06-14): Comment from [Redacted] ([REDACTED]): Are you asking for a $[Redacted]total cure or $[Redacted]to cure both conditions.  Please clarify. Thank you!

Reviewer Comment (2024-06-14): $[Redacted]cure refund to borrower for underdisclosure would cure both the Finance Charge and the Amount Finance violations.  Cure with Corrected CD, LOE to borrower, copy of the cure refund for full underdisclosure of $[Redacted]and proof of mailing.

Buyer Comment (2024-06-13): Comment from [Redacted] ([REDACTED]): If we cure $[Redacted]will this cure both conditions?
																			07/18/2024		No	2	C	B	C	B	C	B	C	B	C	B		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225728855	34393733	34393733	36687522	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	A lenders exception was given for a cash out refinance with seasoning less than 4 months.	Borrower's Experience/Track Record	FICO 20 points over the minimum required on the guidelines used for review (3/22)	SitusAMC,Aggregator	Reviewer Comment (2022-06-28): Waived and downgraded based on FICO per [REDACTED] email

Reviewer Comment (2022-06-28): Moved to [REDACTED] queue for waiver and downgrade consideration based on high FICO which is the only verified comp factor from those available in the [REDACTED] criteria.  FICO is more than 20 points over the minimum required on the guidelines used for review (3/22)

Seller Comment (2022-06-27): A previous loan with the same exception (34313633) was cleared using high fico as a comp factor with a fico of [Redacted].
Another loan with the same exception (34324530) was cleared using qualifying DSCR is greater than guideline min"

Reviewer Comment (2022-06-27): [Redacted] guidelines provided to [Redacted]for file review refer to cash out refinance loans being eligible if the property was owned by the borrower for at least 120 days prior to application date which does not appear to have been met.  A lender exception approval is apparent in file however, compensating factors are not evident as the FICO is only slightly above the minimum requirement of [Redacted], DSCR is only slightly above the minimum of 1.1 and the LTV is at the max allowed of [Redacted]%.

Seller Comment (2022-06-24): Property was owned for >120 days at time of loan close making this eligible for cashout

Reviewer Comment (2022-06-23): Moved to [REDACTED] for review and waiver consideration.  Compensating factors are not evident as the FICO is only slightly above the minimum requirement of [Redacted], DSCR is only slightly above the minimum of 1.1 and the LTV is at the max allowed of [Redacted]%.

Seller Comment (2022-06-22): Uploaded CAR

Reviewer Comment (2022-06-22): Compensating factors are not evident as the FICO is only slightly above the minimum requirement of [Redacted], DSCR is only slightly above the minimum of 1.1 and the LTV is at the max allowed of [Redacted]%.

Seller Comment (2022-06-21): Please move to [REDACTED]'s queue for downgrade consideration
																				06/28/2022	Yes	2	C	B	C	B	C	B	C	B	C	B		TX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
225728885	1011545	1011545	36687625	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	___ ___	Reviewer Comment (2024-12-17): Applied known tax liabilities from most recent tax year. Seller unable to provide third-party documentation for [Redacted] and [Redacted]

Buyer Comment (2024-12-17): Comment from [Redacted] ([Redacted]): Proof of taxes are not required when properties are listed on a SCH C under a business name, because it's a BUSINESS EXPENES
The overall income was based off the SCH C Profit minus expenses which includes taxes and we have tax transcripts to verify and validated income.
We never ask for proof of any other expenses listed on SCH C, Taxes and License section is no different..

The SCH E does not show any Taxes because the property is under business name and is listed under overall SCH C expenses.
The overall Losses from SCH E was deducted from the borrower overall income.

If above explanation is not acceptable, please provide snip it of guidelines to support your request for proof of taxes listed on a SCH C income.

Reviewer Comment (2024-12-17): EXCEPTION HISTORY - Exception Explanation was updated on [Redacted]PRIOR Exception Explanation: Tax Verification
Tax Verification
Insurance Verification

Reviewer Comment (2024-12-17): Received lender correspondence and tax verification for [Redacted]. Still missing tax verification for [Redacted]and [Redacted]. Both properties are reported on borrower's Schedule C.

Seller Comment (2024-12-17): Comment from [Redacted] ([Redacted]): [Redacted] and [Redacted] are Commercial Properties that are under Borrowers Business Name and taxes ARE include / filed in SCH C , and was taken into consideration when SCH C was calculated..  Additionally, per SCH E borrower did not file any taxes for these two properties. See attached 2023 and 2022 SCH C and SCH C. Also the negative income from each property was taken from data on the tax returns .

Reviewer Comment (2024-12-09): EXCEPTION HISTORY - Exception Explanation was updated on [Redacted]PRIOR Exception Explanation: Tax Verification
Insurance Verification, Tax Verification
Tax Verification
Insurance Verification

Reviewer Comment (2024-12-09): Still missing Insurance verification for [Redacted] and Tax Verification for [Redacted], [Redacted] (document provided does not reflect annual tax liabilities).

Seller Comment (2024-11-29): Comment from [Redacted] ([Redacted]): Working on [Redacted] and . See below for Whitaker and E Bay

[Redacted]:                Sold on the day before closing, See attached HUD dated [Redacted]. Final 1003 was not updated , Updated Final 1008 and 1003 Attached
[Redacted]                             Please advise Investor proof was already in the loan file , Property report shows Unit 4, 1003 has been updated to show unit 4 See attached

Reviewer Comment (2024-11-27): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Address: [Redacted], Address:[Redacted], Address: [Redacted] Address: [Redacted], Address: [Redacted], Address: [Redacted] Address: [Redacted], Address: [Redacted]
EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Lease Agreement
Insurance Verification, Tax Verification
Insurance Verification, Tax Verification
Insurance Verification, Tax Verification
Insurance Verification, Tax Verification
Insurance Verification, Tax Verification
Insurance Verification
Insurance Verification

Reviewer Comment (2024-11-27): Still missing Insurance Verification for [Redacted], [Redacted]. Still Missing Tax Verification for [Redacted], [Redacted] [Redacted]

Seller Comment (2024-11-26): Comment from [Redacted] ([Redacted]): see attached

Seller Comment (2024-11-25): Comment from [Redacted] ([Redacted]): Still working on other, will submit once received. Here is [Redacted]and [Redacted]
																		12/17/2024			No	1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
225728898	1013313	1013313	36687673	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file is missing the insurance verification for the property located on [REDACTED].	Reviewer Comment (2025-02-26): Received Hazard Insurance, exception remains.

Seller Comment (2025-02-25): Comment from [Redacted] ([Redacted]): HOI  48 Little Pine Colorado  Travelers

Reviewer Comment (2025-01-28): Regardless of income used or not, in order to properly calculate a DTI all liabilities must be included.

Seller Comment (2025-01-23): Comment from [Redacted] ([Redacted]): Exception linked to LOE.  HOI for REO not required as no rental income is being used.

Reviewer Comment (2025-01-14): Received LOE stating document was not obtained. Exception remains open for missing insurance.

Seller Comment (2025-01-09): Comment from [Redacted] ([Redacted]): Management LOE
																		02/26/2025			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other		D	B	C	B	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225728932	1014745	1014745	36687786	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Reviewer Comment (2025-02-27): Received Tax & Hazard Insurance, exception cleared.

Seller Comment (2025-02-26): Comment from [Redacted] ([Redacted]): HOi and Tax info for [Redacted]

Reviewer Comment (2025-02-26): Hazard & Tax are not escrowed in the Closing Disclosure & hence Hazard & Tax certificate documents are required, exception remains.

Seller Comment (2025-02-24): Comment from [Redacted] ([Redacted]): [Redacted]

Reviewer Comment (2025-02-19): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Address: [Redacted], Address: [Redacted], Address: [Redacted]
EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: HOA Verification
HOA Verification
Statement

Reviewer Comment (2025-02-19): Received HOA verification. Missing Mortgage Statement for [Redacted]

Seller Comment (2025-02-19): Comment from [Redacted] ([Redacted]): LOE and supporting docs
																		02/27/2025			No	1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Non QM	No
225728958	1014503	1014503	36687915	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is over disclosed by $[REDACTED] compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED] ).	HOA Dues of $[REDACTED] were disclosed in section B of the final consumer CD instead of section H.	Reviewer Comment (2025-03-06): [REDACTED] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Seller Comment (2025-03-05): Comment from [Redacted] ([Redacted]): PCCD

Reviewer Comment (2025-02-27): HOA fees are disclosed in section B, as a loan cost.  HOA fee should be disclosed in section H.  Please provide PCCD with corrected disclosure of HOA fees, LOE, and proof of mailing to cure.

Seller Comment (2025-02-27): Comment from [Redacted] ([Redacted]): The fee is not an HOA questionnaire fee- the fee is the HOA dues, please see attached settlement statement- please see Doc ID 0231- snip attached.
																			03/06/2025		No	2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
225728988	34341747	34341747	36687993	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception approval in loan file to allow for no operating agreement needed for WNCW (Sole member of TNT).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	High DSCR Low LTV High FICO	SitusAMC,Originator,Aggregator Originator,Aggregator,SitusAMC Originator,Aggregator,SitusAMC	Reviewer Comment (2022-08-11): Client approves waive and downgrade

Reviewer Comment (2022-07-22): [Redacted] is requested update from buyer/ [REDACTED].  Previously moved to [REDACTED] for waiver and downgrade consideration.

Seller Comment (2022-07-22): Please provide update to waiver

Reviewer Comment (2022-07-11): Buyer to approve waiver

Seller Comment (2022-07-07): Please provide update on waiver

Reviewer Comment (2022-06-23): Moved to buyer queue for waiver / downgrade consideration as this violation is not apparent on the [REDACTED] exception waiver list.  Comp factors are: High DSCR, Low LTV and High FICO

Seller Comment (2022-06-22): Uploading Credit Report Assessment.
																				08/11/2022	Yes	2	C	B	C	B	C	B	C	B	C	B		GA	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
225728989	34344180	34344180	36687998	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Loan amount is not covered and the trailing RCE of 302K is also not covered. Please provide updated insurance with increased sufficient coverage and the associated premium increase so the DSCR can be updated.	Reviewer Comment (2022-08-10): Updated insurance with increased coverage in TD

Seller Comment (2022-08-09): Uploaded Updated HOI

Reviewer Comment (2022-07-19): Loan amount is not covered and the trailing RCE of [Redacted]is also not covered. Please provide updated insurance with increased sufficient coverage and the associated premium increase so the DSCR can be updated.

Seller Comment (2022-07-18): See same upload

Seller Comment (2022-07-18): The document you originally received from [Redacted] contains the information that only adds to the square footage, window count, and rooms.

Reviewer Comment (2022-07-17): Nothing additional has been provided for review

Seller Comment (2022-07-14): The new information only adds to the square footage, window count, and rooms.

Reviewer Comment (2022-07-11): Nothing for us to do

Seller Comment (2022-07-07): disregard below

Seller Comment (2022-07-06): [Redacted] is okay with second mortgages as long as the closing agent confirms that we're still in 1st lien position. On these files with a second mortgage the borrower receives money back at closing on most of the time so this is not an issue. See attached email confirmation [Redacted] is first lien.

Reviewer Comment (2022-07-05): Received second RCE with conflicting information, like 1000sq ft difference and missing rooms and difference in sizes of rooms as well as less window counts; unable to clear

Seller Comment (2022-07-01): The RCE is showing $[Redacted]which equals the dwelling coverage. Please clear thank you!
																		08/10/2022			No	1		A		A		A		A		A		NV	Investment	Refinance - Cash-out - Other		D	A	C	A			D	A		N/A	No
225729005	34385352	34385352	36688032	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.	The city is [REDACTED] on the note and [REDACTED] on the Flood cert.	Reviewer Comment (2022-07-13): In TD

Seller Comment (2022-07-13): See updated flood cert

Seller Comment (2022-07-11): Moving back to Seller's queue as [REDACTED] is not willing to waive

Reviewer Comment (2022-06-22): Moved to buyer to consider waiver and downgrade of this exception based on high FICO.  City name differs between note and insurance doc.

Seller Comment (2022-06-21): Last message @1:26  was put on by mistake.  Please see [Redacted] comment

Seller Comment (2022-06-21): Working on exception changes

Seller Comment (2022-06-21): USPS search shows that Baltimore and Windsor mill are acceptable. We use this as a reliable source and always have when another city is listed, we confirm it is accurate and we proceed. Please clear.

Seller Comment (2022-06-21): Zip Code Explanation uploaded - please clear
																		07/13/2022			No	1	C	A	C	A	C	A	C	A	C	A		MD	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A		N/A	No
225729005	34385352	34385352	36688034	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	The city is [REDACTED] on the note and [REDACTED] on the proof of insurance.	Reviewer Comment (2022-07-17): received dec page showing Baltimore

Seller Comment (2022-07-15): See updated insurance uploaded

Seller Comment (2022-07-11): Moving back to Seller's queue as [REDACTED] is not willing to waive

Reviewer Comment (2022-07-05): Buyer to review

Seller Comment (2022-07-01): Please provide update of status of downgrade/waiver

Reviewer Comment (2022-06-22): Moved to buyer to consider waiver and downgrade of this exception based on high FICO.  City name differs between note and insurance doc.

Seller Comment (2022-06-21): Last message @1:26  was put on by mistake.  Please see [Redacted] comment

Seller Comment (2022-06-21): Working on exception changes

Seller Comment (2022-06-21): USPS search shows that Baltimore and Windsor mill are acceptable. We use this as a reliable source and always have when another city is listed, we confirm it is accurate and we proceed. Please clear.

Seller Comment (2022-06-21): 6/21 - Zip Code Explanation uploaded - please clear
																		07/17/2022			No	1	C	A	C	A	C	A	C	A	C	A		MD	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A		N/A	No
225729024	34396532	34396532	36688074	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1	HUD in file is incomplete due to missing totaling of all settlement charges, etc.. First page is incomplete with regard to section J.	Reviewer Comment (2022-07-13): received final HUD, signatures are the same as previously provided document

Seller Comment (2022-07-13): Updated HUD

Reviewer Comment (2022-07-12): Trailing HUD still appears to be inaccurate as the closing costs on page 2 were not carried over to page to to reconcile the cash to/ from borrower, etc.  It does not appear that the borrower re-executed the document or than another executed accurate version was provided but rather a figure was simply inserted in line 303. This is not sufficient.

Seller Comment (2022-07-12): See Final HUD

Seller Comment (2022-07-05): Reaching out for document
																		07/13/2022			No	1	D	A	D	A	D	A	D	A	D	A		SC	Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No
225729031	RFFASDGPR1	RFFASDGPR1	36688088	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal.	-	Reviewer Comment (2022-07-20): Received in trailing documents.

Seller Comment (2022-07-20): Please see attached appraisal for [Redacted] with effective date [Redacted]. This first appraisal was done for a different lender, but the borrower didn't move forward with them and we then had the appraisal reassigned to DLP. The CDA was ordered based on this appraisal and values did not change other than lender and effective date.

Reviewer Comment (2022-07-19): Received additional copy of CDA with effective date [Redacted]Missing the associated appraisal with the same effective date.

Seller Comment (2022-07-19): Please see attached.

Reviewer Comment (2022-07-18): Appraisal reviewed by [Redacted] with an effective date of [Redacted] has not been provided for review.

Seller Comment (2022-07-18): Please waive this exception - the CDA and appraisal effective dates differ by 1 month. Compensating factors are that this is a C4 property and values are exactly the same between appraisal and CDA.
																		07/20/2022			No	1	C	A	C	A	C	A	C	A	C	A			Investment	Refinance - Cash-out - Other		D	A	D	A			C	A		N/A	No
225729038	1015571	1015571	36688109	Credit	Guideline	Guideline Issue	Guideline	Loan product type is ineligible per guidelines.	Product: ___; Amortization Term: ___	Loan is qualified on foreign (Ecuador) CPA letter only. CPA letter only is not a valid income qualifying method per guidelines. P&L is required	Borrower has been employed in the same industry for more than [REDACTED] years.

Borrower has verified disposable income of at least $[REDACTED]

Borrower has worked in the same position for more than[REDACTED]  years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $[REDACTED]

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-26): Waived and downgraded per client email/ sheet based on available compensating factors.

Reviewer Comment (2025-06-23): Received additional CPA letter from different accountant (Doc ID 0354) dated prior to closing. Doc ID 0354. Moved to investor queue for approval.

Seller Comment (2025-06-17): Comment from [Redacted] ([Redacted]): Please see CPA Letter

Reviewer Comment (2025-05-30): Received CPA letter, CPA letter is stamped IIBC, please provide clarification CPA is independent third party.  Borrower's company is IIBC SA.  Non-QM requires third party documentation.

Seller Comment (2025-05-29): Comment from [Redacted] ([Redacted]): Please see CPA letter

Reviewer Comment (2025-05-12): CPA letter provided is post-closing. Moved to buyer queue.

Seller Comment (2025-05-12): Comment from [Redacted] ([Redacted]): cpa letter, P&L not required
																				06/26/2025	Yes	2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Non QM	No
225729045	1016627	1016627	36688151	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	The file was missing the third party verification For the borrower's business. Please provide evidence of the third party verification for the business obtained within 120 days of the Note date for review.	Reviewer Comment (2025-05-14): Data and compliance testing updated.

Buyer Comment (2025-05-13): Comment from [Redacted] ([Redacted]): Please clarify/clear. The file contains the 2022, 2023 and 2024 K-1s (Doc IDs 0178, 0278, 0279) plus the 2022, 2023 and 2024 tax transcripts (2024 shows no record. Doc IDs 0292, 0293 and 0294), as well as the 2022 and 2023 1040s (Doc IDs 0280 and 0286). The application was taken on [Redacted]. 2024 tax returns are not required; however, file contains the 2024 K-1 to show income level. Bank statements reflect deposits for 2025. See 1008 commentary from the underwriter (Doc ID 0337)   Borrower does not own > 25% as evidenced by documentation.  Ratios low based on 2023 income.  Thank you!

Reviewer Comment (2025-05-07): One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L

Seller Comment (2025-05-06): Comment from [Redacted] ([Redacted]): VOE
																		05/14/2025			No	1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225729051	38391	38391	36688168	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	Documented qualifying Assets for Closing of $[REDACTED] is less than Cash From Borrower $[REDACTED]	The qualifying DSCR on the loan is greater than the guideline minimum. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $[REDACTED] The representative FICO score exceeds the guideline minimum by at least 40 points.	1.33 DSCR [REDACTED] FICO	SitusAMC,Aggregator SitusAMC Aggregator,SitusAMC	Reviewer Comment (2022-08-11): Client approves waive and downgrade

Reviewer Comment (2022-08-03): Moved to buyer for waiver and downgrade consideration based on high FICO and DSCR.  Per guidelines: All source of funds for the down payment required on Purchase transactions must be evidenced for a minimum of Three (3) months. Deposits in the amount of $[Redacted] on [Redacted] and $[Redacted] on [Redacted] have been removed from qualifying balance which is the cause of the shortage.  ROC has provided an explanation for the deposits in their commentary however the exception is not cleared as documentation to confirm the explanations is not evident in file.

Seller Comment (2022-08-03): As per borrower: The $[Redacted] on [Redacted] was compensation to the business for a transaction in the business account of the borrower.

The $[Redacted]on [Redacted] was from a trust received for inheritance in my personal account.

Please, if this is not enough let us know what would make these to statements valid. Thank you

Reviewer Comment (2022-07-27): Per guidelines: All source of funds for the down payment required on Purchase transactions must be evidenced for a minimum of Three (3) months. Deposits in the amount of $[Redacted] on 06/07 and $[Redacted] on 5/24 have been removed from qualifying balance.  If a paper trail can be provided to support that these deposits came from other sourced borrower funds we will add the funds back to the available balance.  Please advise if a paper trail cannot be provided and this will be moved to [REDACTED] for waiver and downgrade consideration.

Seller Comment (2022-07-26): Please, see these 2 accounts, $[Redacted]K in liquidity in 2 accounts

Reviewer Comment (2022-07-25): Per guidelines: All source of funds for the down payment required on Purchase transactions must be evidenced for a minimum of Three (3) months. Deposit in the amount of $[Redacted] on [Redacted] removed from qualifying balance.

Seller Comment (2022-07-25): Please, see bank statement from June attached, available for closing is $46k
																				08/11/2022	Yes	2	C	B	C	B	C	B	C	B	C	B		OH	Investment	Purchase		C	B	C	B			A	A		N/A	No
225729074	LQ4048	LQ4048	36688232	Credit	Credit	Credit Eligibility	Credit	Unacceptable credit - late payments 1X30 or greater within the last 12 months.	Mortgage late showing on 10/21 for [REDACTED]	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Waived and downgraded per [REDACTED] email/ sheet based on available compensating factors.	SitusAMC SitusAMC,Originator Pre-Close,Aggregator SitusAMC	Reviewer Comment (2022-07-05): Waived and downgraded per [REDACTED] email/ sheet based on available compensating factors.

Reviewer Comment (2022-06-28): Moved to buyer queue for waiver/ downgrade consideration as this violation is not apparent on the [REDACTED] exception waiver list.

Seller Comment (2022-06-28): Compensating factors of qualifying credit score of [Redacted]. Additionally, guidelines require only [Redacted]% ownership. Loan has 4 guarantors ([Redacted]%) with [Redacted] less than [Redacted]% ownership. Exception given based on greater than required [Redacted]% ownership with high credit scores for all 4 guarantors.
																				07/05/2022	Yes	2	C	B	C	B	C	B	C	B	C	B		GA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225729074	LQ4048	LQ4048	36688233	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Added following verification of citizenship status in trailing documents. Two of four guarantors are foreign nationals. Per guidelines, cash-out refinance maximum LTV is 65%	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Waived and downgraded per [REDACTED] email/ sheet based on available compensating factors.	SitusAMC SitusAMC,Originator Pre-Close,Aggregator SitusAMC	Reviewer Comment (2022-07-18): Waived and downgraded per [REDACTED] email/ sheet based on available compensating factors.

Reviewer Comment (2022-07-12): Moved to buyer queue for approval. Qualifying credit score is based on majority ownership, however, leverage calculation for multi-member entity with minority interest being foreign national is not addressed in the guidelines.

Seller Comment (2022-07-12): Per our approved guidelines, "In order to calculate the loan's underlying credit score, the qualifying credit score of the individual with the highest percentage of ownership will be utilized". The majority owner of the entity, [REDACTED], has[Redacted]% ownership and is a domestic US citizen. In addition, [REDACTED] is also not a FN, making over [Redacted]% of the entire entity non-FN. Per our approved guidelines, we believe this to have leverage that qualifies per the majority ownership credit score.
																				07/18/2022	Yes	2		B		B		B		B		B		GA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225729104	1002742	1002742	36688362	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Unable to confirm if criminal charge listed in background report (Doc ID 0079, page 40, Offense 1) is a felony charge.	Reviewer Comment (2023-10-31): Lender provided search showing no felonies, offense has a minimal fee charge, unlikely to be a felony and was ticketed during a traffic offense.

Reviewer Comment (2023-10-16): defer to buyer for review

Seller Comment (2023-10-12): Comment from [Redacted] ([Redacted].): Please see criminal case search and senior paralegal LOE.

Reviewer Comment (2023-10-11): Doc ID 0079, page 9 of 40.

Buyer Comment (2023-10-11): Comment from [Redacted] ([Redacted].): Can I request clarification on this, please? Most cases show "minor misdemeanors" and the others are minor traffic violations. There are only 20 pages, so the description doesn't help. Thank you.
																		10/31/2023			No	1	C	A	C	A	C	A	C	A	C	A		OH	Investment	Purchase		D	A	C	A			D	A		N/A	No
225729113	1003041	1003041		36688386			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Note appears to reflect an incorrect Zip Code (10321) for the subject property. Please provide a Corrective Addendum to the Note with borrower execution.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. Borrower has owned the subject property for at least[REDACTED] years.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-12-22): Received corrected Note in trailing documents along with Affidavit of Destroyed Note (Doc ID 0188). Reviewer Comment (2023-12-20): Moved to buyer queue for approval. Received corrected Note in trailing documents along with Affidavit of Destroyed Note (Doc ID 0188). Buyer to approve use of Affidavit in lieu of Amendment to original Note. Seller Comment (2023-12-20): Comment from [Redacted] ([Redacted].): Attached.			12/22/2023	Yes	2	C	B	C	B	C	B	C	B	C	B		NY	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
225729113	1003041	1003041		36688387			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of ___ does not match Calculated P&I of ___		The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. Borrower has owned the subject property for at least[REDACTED] years.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-12-22): Received corrected Note in trailing documents along with Affidavit of Destroyed Note (Doc ID 0188). Reviewer Comment (2023-12-20): Moved to buyer queue for approval. Received corrected Note in trailing documents along with Affidavit of Destroyed Note (Doc ID 0188). Buyer to approve use of Affidavit in lieu of Amendment to original Note. Seller Comment (2023-12-20): Comment from [Redacted] ([Redacted].): Attached.			12/22/2023	Yes	2	C	B	C	B	C	B	C	B	C	B		NY	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
225729129	FRC-30YR-00003497	FRC-30YR-00003497	36688421	Credit	Borrower and Mortgage Eligibility	Borrower Eligibility	Borrower and Mortgage Eligibility	Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	-	Background Report, Doc ID 0096, starting page 11.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	SitusAMC SitusAMC	Reviewer Comment (2024-01-23): Waived and downgraded per client email/ sheet based on available compensating factors.

Reviewer Comment (2024-01-23): Moved to buyer queue for waiver/ downgrade consideration as this violation is not apparent on the Client exception waiver list.

Seller Comment (2024-01-23): the borrower was not convicted of a felony. adjudication was withheld. "A withhold of adjudication is not a conviction. A withhold is a term used in sentencing in which the judge orders some sanctions, but does not formally convict the defendant of a criminal offense. Therefore, the defendant does not receive the consequences from a conviction in a criminal case."
																				01/23/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225729136	1002988	1002988		36688447			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Note appears to reflect an incorrect Zip Code for the subject property. Please provide a Corrective Addendum to the Note with borrower execution. Document reflects [REDACTED] . Actual zip code is [REDACTED] .	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. Borrower has owned the subject property for at least [REDACTED] years.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-12-29): Waived and downgraded per client email/ sheet based on available compensating factors. Reviewer Comment (2023-12-20): Moved to buyer queue for approval. Received corrected Note in trailing documents along with Affidavit of Destroyed Note (Doc ID 0216). Buyer to approve use of Affidavit in lieu of Amendment to original Note. Seller Comment (2023-12-20): Comment from [Redacted]([Redacted]): Attached.			12/29/2023	Yes	2	C	B	C	B	C	B	C	B	C	B		NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225729141	LQ20274	LQ20274	351857086	36688466	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Per guidelines: Any outstanding judgments or personal liens in excess of $[REDACTED] must be paid. The following records are found on the Background Report for the guarantor and match to prior known addresses. LOE provided, Doc ID 0178. Public Record Type: Tax Liens / Balance: [REDACTED] // Public Record Type: Judgments / Balance: [REDACTED] , // Public Record Type: Judgments / Balance: [REDACTED]	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $[REDACTED] Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months.	SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-08-31): Waived and downgraded per [REDACTED] email/ sheet based on available compensating factors.

Reviewer Comment (2023-08-29): Moved to buyer queue for waiver/ downgrade consideration as this violation is not apparent on the [REDACTED] exception waiver list.

Seller Comment (2023-08-28): Have signed affidavit on file from borrower stating these liens/judgments are not for him. [Redacted] is a very common and generic name. Borrower's address for the past 8 years per loan application is [Redacted]which is not associated with any of these. We would like to request an exception for these 2011 & 2012 liens/judgments. There are compensating factors on file, the borrower has $[Redacted] in liquidity verified in [REDACTED] accounts on file which would easily cover all of these in the unlikely case these are still active and associated with borrower. This would mitigate risk.
																				08/31/2023	Yes	2	C	B	C	B	C	B	C	B	C	B		NY	Investment	Purchase		C	B	C	B			A	A		N/A	No
225729156	1018503	1018503	36688508	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Reviewer Comment (2025-07-01): Received Flood Insurance, exception cleared.

Seller Comment (2025-07-01): Comment from [Redacted]([Redacted]: The flood insurance Dec page showing Paid by the 1st Mortgagee has been uploaded.

Reviewer Comment (2025-07-01): Received Tax amount but Closing Disclosure reflects Flood Insurance & required Flood Insurance or payments receipt, exception remains.

Seller Comment (2025-06-25): Comment from [Redacted] ([Redacted]): [Redacted]property is considered new construction - we utilized 1.5% of the appraised value for the tax payment estimate - attaching the appraisal for [Redacted] assuming you  won't accept the 1008/1003 that would also confirm the appraised value.

Reviewer Comment (2025-06-19): Received CD but Taxes are not escrowed & required Tax certificate, exception remains.

Seller Comment (2025-06-18): Comment from [Redacted] ([Redacted]): The loan on [Redacted] just closed on [Redacted] and there is no statement yet. Find uploaded the CD for [Redacted]
																		07/01/2025			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
225729159	1017918	1017918	36688511	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.31794% or Final Disclosure APR of 9.39200% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2025-07-01): Received borrower attestation for receipt of appraisal on [Redacted]Compliance testing updated.

Reviewer Comment (2025-06-23): Appraisal delivery document reviewed. Timing remains non-Compliant.

Buyer Comment (2025-06-23): Comment from [Redacted]([Redacted]): Please clear after review of appraisal receipt uploaded to the other TD

Reviewer Comment (2025-06-18): Not business purpose. Loan qualifying is based on DTI and is subject to ATR and compliance testing. Two of four borrowers on the Note attest to primary Residence on Initial and Final 1003.

Buyer Comment (2025-06-18): Comment from [Redacted] ([Redacted]): Please revisit- subject is investment/business purpose, not a primary
																		07/01/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
225729159	1017918	1017918	36688513	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2025-07-01): Received borrower attestation for receipt of appraisal on [Redacted]Compliance testing updated.

Seller Comment (2025-06-27): Comment from [Redacted] ([Redacted]): Please see confirmation of appraisal receipt

Reviewer Comment (2025-06-23): Received additional confirmation of appraisal sent electronically on [Redacted]. Mailbox Rule applied. Borrower is considered to have received appraisal on [Redacted]. Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

Seller Comment (2025-06-20): Comment from [Redacted] ([Redacted]): Please see appraisal delivery receipt. Consummation date is 6/6
																		07/01/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
225729161	1017539	1017539	36688526	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final Closing Disclosure disclosed an Escrow Waiver Fee of $[REDACTED] in Section A however, the Escrow Waiver Fee field on page 4 did not disclose the Escrow Waiver Fee amount.	Reviewer Comment (2025-06-23): [REDACTED] received [Redacted] CD 3 business days prior to consummation.

Seller Comment (2025-06-20): Comment from [Redacted] ([Redacted]): ICD

Reviewer Comment (2025-06-18): [REDACTED] the CD present in the file is dated [Redacted] whereas we would require initial CD to be three days prior to closing date [Redacted] in order to clear the exception. Kindly provide initial CD three days prior to closing date.

Buyer Comment (2025-06-17): Comment from [Redacted] ([Redacted]): Please clarify the following part of the condition, "Final Closing Disclosure disclosed an Escrow Waiver Fee of $[Redacted]in Section A however, the Escrow Waiver Fee field on page 4 did not disclose the Escrow Waiver Fee amount.".  Please note that the $[Redacted]is in section G for the initial escrow payment. An escrow waiver fee is not applicable to this loan. There is nothing in section A of the CD relating to an escrow waiver fee. Thank you!
																		06/23/2025			No	1	C	A	C	A	C	A	C	A	C	A		IA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225729163	1002013	1002013	351857668	36688548	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided	The signed document in file is not legible.	Reviewer Comment (2023-08-25): Received cert

Seller Comment (2023-08-25): Comment from [Redacted]([Redacted]): Business Purpose Certificate

Reviewer Comment (2023-08-24): Documentation provided is unrelated to this exception.

Seller Comment (2023-08-24): Comment from [Redacted] ([Redacted]): Certificate

Reviewer Comment (2023-08-21): Document provided (0307) is not a "Business Use Certification" and states guarantor may reside at the subject property which casts doubt on whether the property can be considered Business Use. Property may be subject to additional regulatory and compliance testing.

Seller Comment (2023-08-18): Comment from [Redacted] ([Redacted]): DFI

Reviewer Comment (2023-08-18): Business purpose cert not provided in trailing docs

Seller Comment (2023-08-17): Comment from [Redacted] ([Redacted]): Business Purpose Certificate
																		08/25/2023			No	1	C	A	C	A	C	A	C	A	C	A		WI	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
225729184	1018773	1018773	36688598	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Guidelines referenced on 1008 have not been provided for review. Loan was reviewed to [REDACTED] guidelines. 1008 references guidelines dated [REDACTED] . Guideline updates must be provided to [REDACTED]directly for approval and upload to [REDACTED] , do not load to exception.	Reviewer Comment (2025-06-25): Corrected 1008 provided.

Buyer Comment (2025-06-25): Comment from [Redacted] ([Redacted]): Please revisit. The 1008 previously provided is a revision to the 1008 in file. It reflects that the loan was reviewed by [Redacted]to the [Redacted]NQM [Redacted] (V2 revised [Redacted]) guidelines, which is consistent with AMC review. Please clear and thank you!

Reviewer Comment (2025-06-24): Received same 1008 previously provided. 1008 references guidelines dated [Redacted] Guideline updates must be provided to [Redacted]directly for approval and upload to [Redacted], do not load to exception.

Seller Comment (2025-06-24): Comment from [Redacted] ([Redacted]): 1008
																		06/25/2025			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225729192	1003017	1003017	36688620	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	BG check reflects a tax lien for $[REDACTED] that is open.	Reviewer Comment (2023-11-08): Meets guidelines for guarantors

Buyer Comment (2023-11-08): Comment from [Redacted] ([Redacted]): Per our senior underwriter; Government liens such as (tax liens) outside of the 5 year from app date against our Guarantor do not need to be resolved per guides. Any Individual judgment or lien < 10,000 as long is not on title we can proceed, this lien is for $[Redacted].

Reviewer Comment (2023-11-07): Document ID 0072, Page 4 of 6.

Buyer Comment (2023-11-03): Comment from [Redacted]([Redacted].): Can I request additional clarification on this, please? I am not seeing this Tax Lien on the background or Credit report.
																		11/08/2023			No	1	B	A	B	A	B	A	B	A	B	A		PA	Investment	Refinance - Cash-out - Other		B	A	B	A			A	A		N/A	No
225729261	1016552	1016552	36688801	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [REDACTED] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Date Issued not provided on the Closing Disclosure.	Reviewer Comment (2025-04-11): [REDACTED] received lender attestation on CD with blank issue date were not provided to borrower.

Seller Comment (2025-04-10): Comment from [Redacted] ([REDACTED]): Attestation letter for CD with the $[Redacted] cash to close did not go out to borrowers

Reviewer Comment (2025-04-09): [REDACTED] received [Redacted] CD.  However, this exception relates to a CD that is missing an issue date.  See Doc ID 0207 that reflects blank interest rate on page 1 and $[Redacted] cash to close and blank on page 5 loan calculations.  If a disclosure was not issued to borrower, [REDACTED] requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  Please provide a written document general attestation from lender with specific information identifying draft or title balancing CDs that are not provided to consumer to be used for lenders files to exclude non-borrower CDs from testing.  Please provide attestation indicating incomplete CDs with no issue date, 0% or blank interest rate, no payments, and/or blank page 5 loan calculations table are draft or title balancing CDs not disclosed/provided to consumer.  [REDACTED] can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2025-04-09): Comment from [Redacted] ([REDACTED]): CD DISCLOSED AND ACKNOWLEDED [Redacted]
																		04/11/2025			No	1	C	A	C	A	C	A	C	A	C	A		MS	Second Home	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729261	1016552	1016552	36688802	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [REDACTED] did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Date Issued not provided on the Closing Disclosure.	Reviewer Comment (2025-04-11): [REDACTED] received lender attestation on CD with blank issue date were not provided to borrower.

Seller Comment (2025-04-10): Comment from [Redacted]([REDACTED]): Attestation to CD with cash to close of $[Redacted]

Reviewer Comment (2025-04-09): [REDACTED] received[Redacted] CD.  However, this exception relates to a CD that is missing an issue date.  See Doc ID 0208 that reflects blank interest rate on page 1 and $[Redacted] cash to close and blank on page 5 loan calculations.  If a disclosure was not issued to borrower, [REDACTED] requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  Please provide a written document general attestation from lender with specific information identifying draft or title balancing CDs that are not provided to consumer to be used for lenders files to exclude non-borrower CDs from testing.  Please provide attestation indicating incomplete CDs with no issue date, 0% or blank interest rate, no payments, and/or blank page 5 loan calculations table are draft or title balancing CDs not disclosed/provided to consumer.  [REDACTED] can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2025-04-09): Comment from [Redacted] ([REDACTED]): CD AT LEAST 3 DAYS PRIOR TO CLOSE DISC ON [Redacted]
																		04/11/2025			No	1	C	A	C	A	C	A	C	A	C	A		MS	Second Home	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729277	1006278	1006278	36688865	Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	-	Reviewer Comment (2024-05-24): Additional assets provided. This account removed from qualifying balances.

Seller Comment (2024-05-23): Comment from [Redacted] ([Redacted].): Apologies, attached are the latest bank statements and Operating Agreement for the [REDACTED] Account.

Reviewer Comment (2024-05-14): Statement provided for refi of additional REO is not in the guarantor or borrowing entity name. Documentation to support use of funds required.

Buyer Comment (2024-05-10): Comment from [Redacted] ([Redacted].): Please disregard any statements provided in initial upload. Using cash out proceeds from [Redacted] (previously uploaded) for reserve requirement. Reserves required: $[Redacted]. Borrower total liquidity: $[Redacted]k

Reviewer Comment (2024-05-10): Please provide asset statements. Does not appear we have received  2024 statements.

Seller Comment (2024-05-09): Comment from [Redacted] ([Redacted].): [Redacted] date on Final SS/Assets
																		05/24/2024			No	1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
225729278	1006411	1006411	36688872	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	With regard to the background check in file, there is an unspecified criminal charge (entry #2 under the criminal filings). Unable to determine if guidelines were met and confirm no felony charges exist.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	SitusAMC	Reviewer Comment (2024-07-15): Trailing search confirms no felony charges

Seller Comment (2024-07-09): Comment from [Redacted] ([Redacted]): Uploaded clean CIC report to clear this

Reviewer Comment (2024-05-21): Waive per client email [Redacted]

Reviewer Comment (2024-05-14): Moved to buyer queue for approval and downgrade consideration.

Buyer Comment (2024-05-13): Comment from [Redacted] ([Redacted]): All arrests/citation that result in felonies are reported as such on the background check of the individual. Also, the borrower, [REDACTED], has [REDACTED] open mortgages currently showing on his credit report with [REDACTED] of them being taken out within the last 24 months (including [REDACTED] conventional mortgages). He would be barred from such financing if the charge in question was a felony. Please waive.
																		07/15/2024			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
225729280	1006375	1006375		36688877			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Provided Articles of organization is for [REDACTED]				Reviewer Comment (2024-05-20): Received Articles of Organization/Formation, Exception cleared. Seller Comment (2024-05-20): Comment from [Redacted]([Redacted].): Please see the Articles for [Redacted] Reviewer Comment (2024-05-14): Entity name does not match the entity name on the Note and Security Instrument. Please advise which is correct. If the correct entity name is "[Redacted]" the Note and SI will require amendments. Please see additional related exception. Seller Comment (2024-05-14): Comment from [Redacted] ([Redacted].): Please see Articles of Organization submitted, thank you!	05/20/2024			No	1	C	A	C	A	C	A	C	A	C	A		VA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225729280	1006375	1006375	36688882	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Entity documents provided do not match the Note and Security Instrument. If the Note is incorrect, a fully executed Amendment to the Promissory Note is required. For the Security Instrument, a Scrivener's Affidavit is required with letter of intent to re-record is required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months.	SitusAMC	Reviewer Comment (2024-06-24): Okay to waive per client email 6/21

Seller Comment (2024-06-20): Comment from [Redacted] ([Redacted]): Thank you!

Reviewer Comment (2024-05-28): Received Corrective Addendum to Security Instrument reflecting the correct borrower name (adding 1) to [Redacted]. Received second Promissory Note reflecting the correct borrower name. The second Note document was not completed as a Corrective Addendum. There are now two Promissory Notes on the subject property. Destroyed Note Affidavit with investor/buyer approval required to clear.

Seller Comment (2024-05-28): Comment from [Redacted] ([Redacted].): Please see new DOT with correct name of [Redacted]
																				06/24/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		VA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225729283	1005871	1005871		36688887			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Incorrect City on Note and Security Instrument. Note requires an Amendment to the Promissory Note executed by the borrower to clear. Security Instrument requires a Scrivener's Affidavit correcting the city name, with intent to re-record. Note reflects city name as [REDACTED] .Title, Flood certificate, Hazard Insurance policy, Appraisal report and USPS lookup all reflect correct city name to be [REDACTED].				Reviewer Comment (2024-07-17): Received required documentation Seller Comment (2024-07-12): Comment from [Redacted] ([Redacted]): Please see corrective addendum that is fully executed along with [REDACTED]'s sent previously. This should clear the condition. Please confirm we are ok to send to the custodian [REDACTED]. Thanks! Reviewer Comment (2024-07-03): Received [REDACTED]'s Affidavit to correct Security Instrument. Missing fully executive Corrective Addendum to the Promissory Note. Seller Comment (2024-07-02): Comment from [Redacted] ([Redacted].): Thank you for your review!	07/17/2024			No	1	C	A	C	A	C	A	C	A	C	A		LA	Investment	Purchase		C	A	C	A			A	A		N/A	No
225729299	1016171	1016171	36688946	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	The file is missing source of funds for the $[REDACTED] deposit in the Wells Fargo #[REDACTED] on [REDACTED].	Reviewer Comment (2025-05-22): Received email from[Redacted] ([Redacted] 3:45 pm EST) confirming loan to be reviewed to[Redacted]DU manual guidelines. No reserves required per AUS.

Buyer Comment (2025-05-21): Comment from [Redacted] ([Redacted]): to be re-tested as DU.

Please review assets finding below base off what is required  per DU
[Redacted]= $[Redacted][Redacted]= $[Redacted][Redacted]= $[Redacted]EMD = $[Redacted][Redacted]= $[Redacted]Gift = $[Redacted]Total qualifying Assets = $[Redacted]Calculated cash to close = $ [Redacted]Available for reserves = $[Redacted]Required Reserves = $[Redacted]

Reviewer Comment (2025-05-16): [Redacted]= $[Redacted]
[Redacted]= $[Redacted]
[Redacted]= $[Redacted]
EMD = $[Redacted]
[Redacted]= $[Redacted]
Gift = $[Redacted]
Total qualifying Assets = $[Redacted]
Calculated cash to close = $ [Redacted]
Available for reserves = $[Redacted]
Required Reserves = $[Redacted]

Seller Comment (2025-05-15): Comment from [Redacted] ([Redacted]): Proof of source is not required. The Underwriter backed out / Deducted the $[Redacted]k form the Balance of [REDACTED] #[Redacted]

Reviewer Comment (2025-05-14): EMD applied. Calculated PITIA months reserves of [Redacted]is less than Guideline PITIA months reserves of [Redacted]

Seller Comment (2025-05-14): Comment from [Redacted] ([Redacted]): Proof of source is not required. The Underwriter backed out / Deducted the $[Redacted]k form the Balance of [REDACTED] #[Redacted]
																		05/22/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225729299	1016171	1016171	36688949	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	[REDACTED] received [REDACTED] LE. The Flood cert increased on the [REDACTED] LE. Changed circumstance in file states change in loan program results in flood cert increase. However, insufficient information to determine a valid change reason. That a program change does not explain why this would increase a flood cert fee. Additionally, changing investors (or identifying an investor) or changing programs are not considered valid changed circumstances in and of themselves, however, a change in fees due to the selection of a new investor or program based on ineligibility for prior loan programs or terms may be valid changed circumstances. If it can be demonstrated the change in program resulted from borrower ineligibility the flood cert fee increase (& above valid reason to increase is documented), the COC would be valid. Provide additional information to support the program change/investor change now adds these fees due to prior program ineligibility.	Reviewer Comment (2025-05-27): [REDACTED] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2025-05-27): Comment from [Redacted]([Redacted]): Attached cure packet shipping soon

Reviewer Comment (2025-05-20): [REDACTED] received rebuttal comment. However, we also required additional information to support the program change/investor change now adds these fees due to prior program ineligibility or Refund cure of $[Redacted] is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2025-05-19): Comment from [Redacted]([Redacted]): Program was changed for better pricing.

If this does not suffice, please provide the cure amount.

Buyer Comment (2025-05-19): Comment from [Redacted] ([Redacted]): please confirm cure amount
																			05/27/2025		No	2		B		B		B		B		B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729305	1005991	1005991	36688969	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Reviewer Comment (2024-07-02): received the Operating agreement indicates that any member has the authority to bind the company and received certificate of authority stating same

Reviewer Comment (2024-06-14): Please provide the corporate resolution however Certificate of Authority is not sufficient, Exception remains.

Seller Comment (2024-06-13): Comment from [Redacted]([Redacted]): LLC

Reviewer Comment (2024-06-04): Corporate Resolution not provided.

Seller Comment (2024-06-04): Comment from [Redacted] ([Redacted]): Certificate of LLC authority

Reviewer Comment (2024-05-30): There is more than one member of the borrowing entity. A Resolution  to authorize the member who signed on behalf of the borrowing entity has the authority to bind the entity is required.

Buyer Comment (2024-05-30): Comment from [Redacted] ([Redacted]): N/A
																		07/02/2024			No	1	C	A	C	A	C	A	C	A	C	A		PA	Investment	Purchase		D	A	D	A			A	A		N/A	No
225729305	1005991	1005991	36688974	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided	Reviewer Comment (2024-06-14): Received Guarantor Agreement, Exception cleared.

Seller Comment (2024-06-13): Comment from [Redacted] ([Redacted]): Personal Guaranty

Reviewer Comment (2024-06-04): Received Certificate of Authority. Missing Guarantor Agreement. The Note was signed on behalf of a borrowing entity, not as an individual borrower. Guarantor Agreement or investor approval for a no-recourse loan required.

Seller Comment (2024-06-04): Comment from [Redacted] ([Redacted]): Certificate of authority

Reviewer Comment (2024-05-30): The Note was signed on behalf of a borrowing entity, not as an individual borrower. Guarantor Agreement or investor approval for a no-recourse loan required.

Buyer Comment (2024-05-30): Comment from [Redacted] ([Redacted]): N/A
																		06/14/2024			No	1	D	A	D	A	D	A	D	A	D	A		PA	Investment	Purchase		D	A	D	A			A	A		N/A	No
225729327	1016269	1016269	36689047	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED]% or Final Disclosure APR of [REDACTED]% is equal to or greater than the threshold of APOR [REDACTED]% + [REDACTED]%, or [REDACTED]%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2025-07-01): Received COC showing relock

Seller Comment (2025-07-01): Comment from [Redacted] ([Redacted]): [Redacted] - note rate change on [Redacted] is when APOR was last set.

Reviewer Comment (2025-06-05): Compliance Rate Set Date determined by Most Recent Lock/Extension Date ([Redacted]). APOR Index Date for compliance testing is [Redacted] at [Redacted]%

Seller Comment (2025-06-05): Comment from [Redacted] ([Redacted]): [Redacted] [Redacted] Please see attached Lock confirmation showing there was a lock extension on 5/2 which caused the APOR to be updated to [Redacted]%. Therefore APR [Redacted]% - [Redacted]% APOR = [Redacted]% Difference

Reviewer Comment (2025-05-26): Lock date is [Redacted] with updated lock of[Redacted], which equates to an APOR of [Redacted]%

Seller Comment (2025-05-21): Comment from [Redacted] ([Redacted]): [Redacted] [Redacted] Disagree - Please see attached Lock sheet, APOR is[Redacted]%. Therefore APR [Redacted]% - [Redacted]% APOR = [Redacted]% Difference
																		07/01/2025			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225729327	1016269	1016269	36689050	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Reviewer Comment (2025-07-01): Received COC showing relock

Buyer Comment (2025-07-01): Comment from [Redacted] ([Redacted]): GL - note rate change on [Redacted] is when APOR was last set.

Reviewer Comment (2025-05-26): Lock date is [Redacted] with updated lock of [Redacted], which equates to an APOR of [Redacted]%

Buyer Comment (2025-05-21): Comment from [Redacted] ([Redacted]): [Redacted][Redacted]Disagree - Please see attached Lock sheet, APOR is [Redacted]%. Therefore APR [Redacted]% - [Redacted]% APOR = [Redacted]% Difference

Reviewer Comment (2025-05-20): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
																		07/01/2025			No	1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729337	1006621	1006621	36689077	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Exception in file approval to use the market rent instead of the lower actual rent. Buyer credit exception approval not provided.	Reviewer Comment (2024-06-19): Qualified on Market Rents. Allowed per guidelines.

Seller Comment (2024-06-14): Comment from [Redacted] ([Redacted]): The higher rent for Unit B is permitted per the guidelines (market rent per the 1007, no receipt is required). The 1007 market rent for unit A is actually lower than the lease for unit A and the seller is using the lower market rent for unit A- Three months of receipt is not required in either scenario. The guidelines permit the higher of the market rent or lease, if using the lease as the higher rent, 2 months of receipt is required.  In this case, the leases are not being used for qualifying, only the 1007.  Additionally, evidence of the rental income is included in the file. Exception is not required.  Please revisit, thank you.

Reviewer Comment (2024-06-14): Market rent is for $[Redacted] per unit ([Redacted] total) per 1007.  Leases provided are for $[Redacted] and $[Redacted]  In order to use higher rent guidelines require 3 months of receipt, lender exception provided to use higher rent with 2 months of receipt; however, approval is not signed

Buyer Comment (2024-06-07): Comment from [Redacted] ([Redacted]): Appears page 44 is for 5-8 Unit properties.  Please revisit, thank you.

Reviewer Comment (2024-06-07): From page 44 of [Redacted]: Leased Unit(s) - Use lower of Estimated market rent or lease agreement.

Seller Comment (2024-06-06): Comment from[Redacted] ([Redacted]): [Redacted] permit the higher of the lease or market rent. Seller used market rent. Please revisit
																		06/19/2024			No	1	C	A	C	A	C	A	C	A	C	A		VA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225729342	LQ21389	LQ21389	36689092	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Note grace period days less than minimum per state	Grace period for late payment is [REDACTED]% after [REDACTED] days, less than [REDACTED] state guidelines of [REDACTED] days. The Note is reflecting [REDACTED] state laws will be followed, but the property address is in [REDACTED].	Reviewer Comment (2024-05-25): Waived per client request.

Buyer Comment (2024-05-20): Confirmed we are comfortable with the servicer following state law, as is standard.

Reviewer Comment (2024-04-30): Exception remains.  The subject property is located in NJ; however, the Note references NY state laws will be followed.  Had the Note indicated NJ state law would be followed, exception could be cleared.  If client is comfortable with servicer following state law, they can waive with compensating factors.

Buyer Comment (2024-04-29): Once funded and boarded, the Servicer monitors and applies the grace period appropriate per state laws (we utilize [Redacted]). This should not be flagged.
																				05/25/2024	No	2	B	B	B	B	B	B	B	B	B	B		NJ	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
225729347	1016888	1016888		36689110			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2025-06-05): Loan Designation restated. Compliance testing updated. Buyer Comment (2025-06-05): Comment from [Redacted]([Redacted]): Please retest to Higher Priced QM Reviewer Comment (2025-06-04): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. Reviewer Comment (2025-06-04): Compliance testing updated. Buyer Comment (2025-06-04): Comment from [Redacted] ([Redacted]): Please clear	06/05/2025			No	1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
225729350	1017062	1017062	36689124	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-06-06): [REDACTED] Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2025-06-05): Comment from [Redacted] ([Redacted]): PCCD/refund

Reviewer Comment (2025-06-04): [REDACTED] received rebuttal comment for rent schedule fee to use rental income on REO. However, we also required additional information on why the fee was added on [Redacted] CD and was not known prior to at the time of initial disclosures. Provide additional information and supporting documentation of timeline to review and to provide information supporting lender's knowledge of when they became aware of the fee or Cure is due to borrower.

Seller Comment (2025-06-04): Comment from [Redacted] ([Redacted]): COC for Rent Schedule fee to use rental income on REO
																			06/06/2025		No	2	C	B	C	B	C	B	C	B	C	B		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729360	1017836	1017836	36689163	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Final Lender Credit of $[REDACTED] exceeds tolerance of $[REDACTED]. No cure was provided to the borrower.	Reviewer Comment (2025-05-30): [REDACTED] received investor exception letter in support of COC dated [Redacted].

Seller Comment (2025-05-29): Comment from [Redacted]([Redacted].): The change in pricing was due to the Investor approval an exception for using gift funds for down payment only.  This approval was at a cost of [Redacted] which is $[Redacted].  Attached is the investor exception approval to further support the reason for the COC.  Thank you

Reviewer Comment (2025-05-29): [REDACTED] received Changed Circumstance dated [Redacted], but it does not give sufficient information what loan parameters updated which affected pricing to change.  In order to determine if the changed circumstance is valid more information is necessary and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-05-28): Comment from [Redacted] ([Redacted]): Attached is the COC letter stating the reason for the change and CD reflecting this change.
																		05/30/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729373	7001095	7001095	36689211	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Provide either a quarterly statement or 2 months of monthly statements as required per guidelines.	Reviewer Comment (2024-07-25): Received Bank Statement, Exception cleared.

Seller Comment (2024-07-25): Please see attached

Reviewer Comment (2024-06-25): The trailing document is one statement from[Redacted]- [Redacted] which was already considered in the original file.  Provide either a quarterly statement or 2 months of monthly statements as required per guidelines.

Seller Comment (2024-06-24): please see bank statements attached

Reviewer Comment (2024-06-17): There are no apparent comp factors - please provide either a quarterly statement or 2 months of monthly statements as required per guidelines to document sufficient funds.

Seller Comment (2024-06-14): please waive to buyer's - Fico [Redacted], repeat, tier 1
																		07/25/2024			No	1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
225729388	1007610	1007610	36689274	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Reviewer Comment (2024-06-26): Received sufficient assets in the form of Deposit on Bank statement, exception cleared.

Buyer Comment (2024-06-25): Comment from [Redacted] ([Redacted]): The statement shows the deposit of proceeds from the sale of REO-The FSS has also been provided. The proceeds are sufficient to cover the reserves. Please revisit

Reviewer Comment (2024-06-25): Account months verified is less than 2 months for  [REDACTED]A // Account Type: Checking / Account Number: [Redacted] .we have only 1 month bank statement  from [Redacted] to[Redacted].Additional one month statement is required

Seller Comment (2024-06-24): Comment from [Redacted] ([Redacted].): Liquidity Required: $[Redacted]; Reserves Required $[Redacted]; Borrower Total Liquidity $[Redacted]
																		06/26/2024			No	1		A		A		A		A		A		IL	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
225729405	1018117	1018117	36689324	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [REDACTED] ([REDACTED]) business days prior to consummation.	Reviewer Comment (2025-06-16): Delivery of appraisal dated [Redacted] occurred on [Redacted]. Exception remains open, EV2, informational.

Seller Comment (2025-06-16): Comment from [Redacted] ([Redacted]): [Redacted]Appraisal delivery

Reviewer Comment (2025-06-16): Document provided is not dated. Unable to update.

Seller Comment (2025-06-16): Comment from [Redacted] ([Redacted]): ROV sent [Redacted]

Reviewer Comment (2025-06-14): Per document provided (Doc ID 0572) borrower did not waive ECOA appraisal timing. Exception remains open.,

Seller Comment (2025-06-12): Comment from [Redacted] ([Redacted]): ECOA Valuations Waiver
																					No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
225729410	1018426	1018426	36689339	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower. ([REDACTED])	Reviewer Comment (2025-06-19): [REDACTED] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Seller Comment (2025-06-18): Comment from [Redacted]([Redacted]: Refund Check to borrower

Reviewer Comment (2025-06-18): [REDACTED] received corrected PCCD, LOE and shipping label. However, copy of refund check to borrower was not located in trailing documents. Copy of refund check is required to borrower to complete remediation.

Seller Comment (2025-06-17): Comment from [Redacted] ([Redacted]): PCCD Docs for cure. Check to follow.
																			06/19/2025		No	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729418	1018481	1018481	36689354	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Subject property is a new construction condo development. Subject is [REDACTED]% commercial and currently at less than [REDACTED]% presale. Exception approval provided for commercial space exceeding [REDACTED]%, however, the approval is contingent on all other warrantable features being met. Pre-sale allocation does not meet warrantability requirements.	Borrower has been employed in the same industry for more than [REDACTED] years.

Borrower has worked in the same position for more than [REDACTED]  years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED]  months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $[REDACTED]

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-24): [Redacted] Waived and downgraded per client email/ sheet based on available compensating factors.

Seller Comment (2025-06-23): Comment from [Redacted] ([Redacted]): Please see corrected [Redacted] exception form- subject to project meeting all other NON-warrantable guidelines

Seller Comment (2025-06-20): Comment from [Redacted] ([Redacted]): Exception form in file shows this was approved.

Reviewer Comment (2025-06-13): Moved to buyer/investor queue for approval and downgrade consideration.

Seller Comment (2025-06-13): Comment from [Redacted]([Redacted]): Edge non-warrantable guidelines allow for presales as low as 25%. This was listed with the non-warrantable exception form in file even those that part didn't require an exception and it fits within their published guidelines.
																				06/24/2025	Yes	2	C	B	C	B	C	B	C	B	C	B		MA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
225729431	1017300	1017300	36689385	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year [REDACTED] Underdisclosed - [REDACTED] [REDACTED]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year [REDACTED] of on Final Closing Disclosure provided on [REDACTED] are underdisclosed.	Reviewer Comment (2025-07-24): [REDACTED] received Letter of explanation and Corrected Closing disclosure.

Seller Comment (2025-07-23): Comment from [Redacted]([Redacted]): PCCD, LOX

Reviewer Comment (2025-07-15): [REDACTED] received update CD and Final SS. However, Page 1 and Page 4 of the CD does not reflect the Leasehold lease amount of $[Redacted]/month. A Corrected CD and LOE to borrower are required to disclose these costs on page 1 and then on page 4 within the non-escrowed costs section for proper disclosure to borrower.

Seller Comment (2025-07-15): Comment from [Redacted] ([Redacted]): Final PCCD and SS

Reviewer Comment (2025-06-17): [REDACTED] received rebuttal comment that there are no non-escrow costs. However, Leasehold Lease in the amount of $[Redacted] disclosed in the loan file. Hence, the loan file indicates Costs of $[Redacted].  The itemized costs ($[Redacted]Leasehold Lease/[Redacted]Tax/ $[Redacted] HOI) total $[Redacted]/ month. Please provide corrected PCCD along with LOE to cure or verification of updated amounts.

Buyer Comment (2025-06-16): Comment from [Redacted] ([Redacted]): There are no non-escrow costs, please revisit or clarify- Escrowed reflects 11 months which does not warrant a grade 3-please revisit or clarify-thank you.
																			07/24/2025		No	2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Non QM	Yes
225729439	1006886	1006886	36689425	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided	Renewal and Extension rider is not provided	Reviewer Comment (2024-07-19): Document: Rider - Other provided exception cleared

Buyer Comment (2024-07-18): Comment from [Redacted] ([Redacted]: Hello is the R&E rider asked for not Page
17 and 18 on the pdf uploaded previously?

Reviewer Comment (2024-07-17): Renewal and Extension rider is not provided., Exception remains

Seller Comment (2024-07-16): Comment from [Redacted] ([Redacted]): DoT

Reviewer Comment (2024-07-08): Security Instrument, page 2, reflects the Rider was attached to the Deed of Trust.

Buyer Comment (2024-07-03): Comment from [Redacted] ([Redacted]): R&E shouldn't be needed on an investment property.
																		07/19/2024			No	1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
225729440	1007032	1007032	36689430	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Subject property is classified as Rural and is located on a private road. A Private Road Maintenance Agreement has not been provided. Client consideration required.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	FICO LTV	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2024-07-15): Waived and downgraded per [REDACTED] email.

Reviewer Comment (2024-07-02): Moved to buyer queue for approval and downgrade consideration.

Seller Comment (2024-06-28): Comment from [Redacted] ([Redacted]): Hello - please see the attached appraisal report, page 1 of 6 of the report (highlighted in yellow) regarding the private road maintenance.  The subject property is a PUD and the private roads maintenance are provided by the HOA. Thank you so much

Reviewer Comment (2024-06-24): Appraiser confirms HOA responsible for maintenance. The private road maintenance agreement required per investor has not been provided.

Buyer Comment (2024-06-24): Comment from [Redacted] ([Redacted]): The HOA maintains the roads, please revisit
																				07/15/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		NC	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225729441	1018914	1018914	36689433	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [REDACTED]	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [REDACTED]% is in excess of the allowable maximum of [REDACTED]% of the Federal Total Loan Amount. Points and Fees total $[REDACTED] on a Federal Total Loan Amount of $[REDACTED] vs. an allowable total of $[REDACTED] (an overage of $[REDACTED] or [REDACTED]%).	Reviewer Comment (2025-06-24): Received Rate Pricing worksheets. One point excludable as bona fide. Compliance testing updated.

Seller Comment (2025-06-20): Comment from [Redacted]([Redacted]): [Redacted][Redacted] See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $[Redacted].

Reviewer Comment (2025-06-16): Loan was submitted for review as Safe Harbor QM (APOR). [Redacted] to request loan re-designation.

Buyer Comment (2025-06-16): Comment from [Redacted] ([Redacted]): [Redacted][Redacted] Disagree - Please note that the Fannie Mae points and fees also known as QM test does not apply to this product type (bank statement) as it is a non-agency loan.
																		06/24/2025			No	1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225729441	1018914	1018914	36689435	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Reviewer Comment (2025-06-24): Received Rate Pricing worksheets. One point excludable as bona fide. Compliance testing updated.

Seller Comment (2025-06-20): Comment from [Redacted]([Redacted]): [Redacted][Redacted] See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $[Redacted].

Reviewer Comment (2025-06-16): Loan was submitted for review as Safe Harbor QM (APOR). [Redacted] to request loan re-designation.

Buyer Comment (2025-06-16): Comment from [Redacted] ([Redacted]): [Redacted] [Redacted] Disagree - Please note that the Fannie Mae points and fees also known as QM test does not apply to this product type (bank statement) as it is a non-agency loan.
																		06/24/2025			No	1	B	A	C	A	B	A	C	A	B	A		SD	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729442	1007468	1007468	36689438	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Reviewer Comment (2024-07-02): Received in trailing documents. Appraiser updated on Supplemental addendum, Doc ID 0264.

Seller Comment (2024-06-28): Comment from [Redacted] ([Redacted]): updated appraisal

Reviewer Comment (2024-06-25): While the mold inspection was provided, the appraisal is still incomplete. This cannot be waived and downgraded  based on the mold report. A 442 is required.

Seller Comment (2024-06-24): Comment from [Redacted]([Redacted]): response

Reviewer Comment (2024-06-21): Received Mold Inspection report. Missing 442. Appraisal is made subject-to and is not complete without the 442.

Seller Comment (2024-06-21): Comment from [Redacted]([Redacted]): mold inspection
																		07/02/2024			No	1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	A	A			C	A		N/A	No
225729468	1018668	1018668	36689502	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made Subject To double strapping of the water heater. Missing 442 to confirm correction was made.	Reviewer Comment (2025-06-25): 442 required for evidence of strapping hot water heater. Evidence of completion provided.

Buyer Comment (2025-06-25): Comment from [Redacted] ([Redacted]): Please see section B4-1.2-05 of the FNMA Selling Guide, Form 1004D and Completion Alternatives. Borrower Attestation Letter, photos and invoice are acceptable and meet guidelines for existing construction repairs. Thank you!

Reviewer Comment (2025-06-24): The appraisal is considered incomplete without a 442. Exception remains open.

Buyer Comment (2025-06-24): Comment from [Redacted] ([Redacted]): Attestation letter, pictures, and receipt of labor was used in lieu of 1004D

Reviewer Comment (2025-06-24): Received borrower provided attestation and photo. Need 442 cert from appraiser confirming completion.

Seller Comment (2025-06-20): Comment from [Redacted] ([Redacted]): Heater strapped
																		06/25/2025			No	1	C	A	C	A	C	A	C	A	C	A		WA	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	C	A	Non QM	N/A	No
225729468	1018668	1018668	36689503	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	The subject property was appraised subject-to. The file was missing the 1004D/442 or acceptable alternative documentation as applicable to verify all work has been completed as required.	Reviewer Comment (2025-06-30): 442 required for evidence of strapping hot water heater. Evidence of completion provided.

Reviewer Comment (2025-06-25): 442 required for evidence of strapping hot water heater. Evidence of completion provided.

Buyer Comment (2025-06-25): Comment from [Redacted] ([Redacted]): Please see section B4-1.2-05 of the FNMA Selling Guide, Form 1004D and Completion Alternatives. Borrower Attestation Letter, photos and invoice are acceptable and meet guidelines for existing construction repairs. Thank you!

Reviewer Comment (2025-06-24): The appraisal is considered incomplete without a 442. Exception remains open.

Buyer Comment (2025-06-24): Comment from [Redacted] ([Redacted]): Attestation letter, pictures, and receipt of labor was used in lieu of 1004D

Reviewer Comment (2025-06-24): Received borrower provided attestation and photo. Need 442 cert from appraiser confirming completion.

Seller Comment (2025-06-20): Comment from [Redacted] ([Redacted]): Water heater double strapped
																		06/30/2025			No	1	C	A	C	A	C	A	C	A	C	A		WA	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	C	A	Non QM	N/A	No
225729469	1006575	1006575	36689508	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $[REDACTED]	SitusAMC	Reviewer Comment (2024-07-19): Credit exception approval based on 2 or more compensating factors meeting client criteria.

Seller Comment (2024-07-16): Comment from [Redacted] ([Redacted]): Exception for [Redacted]% occupancy and 2 comps

Reviewer Comment (2024-07-15): Guidelines only allow [REDACTED] if occupancy is > 50%, there are 4 acceptable comps, and the forecast period is 12 months from the note date .  The trailing [REDACTED] reports reflects 48% occupancy, only includes 2 apparent comps of which the proximity to the subject is not apparent and the lookout period is not apparent.

Buyer Comment (2024-07-11): Comment from [Redacted] ([Redacted]: [REDACTED] used to calculate rental income; Seller guide states 'Form 1007 is not required if an alternative source or documentation is used, such as [REDACTED], lease agreement, etc.… to support qualifying rental income'
																				07/19/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		TN	Investment	Purchase		C	B	C	B			A	A		N/A	No
225729481	1017860	1017860	36689540	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED]).	Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED]). (Final/[REDACTED])	Reviewer Comment (2025-06-25): [REDACTED] received LOA indicating tax cert is one time fee.

Seller Comment (2025-06-24): Comment from [Redacted]([Redacted]): Please see the FSS doc id 0210-attached fee description-tax and muni search- please revisit, thank you.

Reviewer Comment (2025-06-23): Please provide LOA in regard to the tax certificate.  The LOA needs to be included in the loan file.

Buyer Comment (2025-06-20): Comment from [Redacted]([Redacted]): The fee AMC noted as Title-tax certificate fee of [Redacted] is not a life of loan service charge and is not a finance charge-DOC ID 0367/0368/0210 please revisit
																		06/25/2025			No	1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729493	34742243	34742243	36689575	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO	Aggregator,SitusAMC	Reviewer Comment (2024-07-08): Waived and downgraded per [REDACTED] email / sheet.

Buyer Comment (2024-07-08): [Redacted] - Please waive down

Reviewer Comment (2024-07-07): [Redacted] calculates DSCR rental income by comparing the in place and market rent at the unit level.  This appears to represent the difference in the result.

Reviewer Comment (2024-07-05): Total monthly rental income calculated at $[Redacted] and P&I of [Redacted], taxes of [Redacted], insurance of [Redacted]

Seller Comment (2024-07-03): Loan approved at[Redacted]% rate, $[Redacted] loan amount, $[Redacted] monthly taxes, $[Redacted] monthly hazard insurance, fees. Debt Service Coverage Ratio =[Redacted]
																				07/08/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		GA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225729525	1019484	1019484	36689677	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Reviewer Comment (2025-07-21): [REDACTED] received [Redacted] CD

Seller Comment (2025-07-18): Comment from [Redacted] ([Redacted].): [Redacted] CD

Reviewer Comment (2025-07-01): [REDACTED] re-reviewed Doc ID 0477 on [Redacted]CD, however, the issue is that the Security Instrument was signed/notarized on [Redacted], prior to this date and thus the [Redacted] CD is a Post CD and corrections. The [Redacted] CD is being tested as the final CD. Exception could be cured to EV2-B as a post close cure correction as [Redacted] CD is tested as post-close CD and was correctly disclosed.

Buyer Comment (2025-06-30): Comment from [Redacted] ([Redacted]): Please see DOC ID 0477 and final settlement statement Doc ID 0602
																		07/21/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
225729525	1019484	1019484	36689680	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change Test	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [REDACTED] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.	Adjustable Payment Table: Final Closing Disclosure provided on [REDACTED] disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.	Reviewer Comment (2025-07-21): [REDACTED] received [Redacted]CD

Reviewer Comment (2025-07-01): [REDACTED] re-reviewed Doc ID 0477 on [Redacted] CD, however, the issue is that the Security Instrument was signed/notarized on [Redacted] prior to this date and thus the[Redacted] CD is a Post CD and corrections. The [Redacted] CD is being tested as the final CD. Exception could be cured to EV2-B as a post close cure correction as [Redacted] CD is tested as post-close CD and was correctly disclosed.

Buyer Comment (2025-06-30): Comment from [Redacted] ([Redacted]): Please see Doc ID 0477 final CD and Doc ID 0602 FSS
																		07/21/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
225729525	1019484	1019484	36689681	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Maximum Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [REDACTED] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.	Adjustable Payment Table: Final Closing Disclosure provided on [REDACTED] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.	Reviewer Comment (2025-07-21): [REDACTED] received [Redacted] CD

Reviewer Comment (2025-07-01): [REDACTED] re-reviewed Doc ID 0477 on 6-13-25 CD, however, the issue is that the Security Instrument was signed/notarized on [Redacted], prior to this date and thus the [Redacted] CD is a Post CD and corrections. The [Redacted] CD is being tested as the final CD. Exception could be cured to EV2-B as a post close cure correction as [Redacted] CD is tested as post-close CD and was correctly disclosed.

Buyer Comment (2025-06-30): Comment from [Redacted] ([Redacted]): Please see Doc ID 0477 final CD and Doc ID 0602 FSS
																		07/21/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
225729525	1019484	1019484	36689683	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Loan Term	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [REDACTED] disclosed a Loan Term that does not match the actual loan term for the loan.	General Information: Final Closing Disclosure provided on [REDACTED] disclosed a Loan Term that does not match the actual loan term for the loan.	Reviewer Comment (2025-07-21): [REDACTED] received [Redacted]CD

Reviewer Comment (2025-07-01): [REDACTED] re-reviewed Doc ID 0477 on 6-13-25 CD, however, the issue is that the Security Instrument was signed/notarized on [Redacted], prior to this date and thus the [Redacted] CD is a Post CD and corrections. The [Redacted] CD is being tested as the final CD. Exception could be cured to EV2-B as a post close cure correction as [Redacted] CD is tested as post-close CD and was correctly disclosed.

Buyer Comment (2025-06-30): Comment from [Redacted] ([Redacted]): Please see Doc ID 0477 final CD and Doc ID 0602 FSS
																		07/21/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
225729525	1019484	1019484	36689684	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Max Amount	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [REDACTED] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.	Loan Terms: Final Closing Disclosure provided on [REDACTED] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.	Reviewer Comment (2025-07-21): [REDACTED] received [Redacted] CD

Reviewer Comment (2025-07-01): [REDACTED] re-reviewed Doc ID 0477 on 6-13-25 CD, however, the issue is that the Security Instrument was signed/notarized on [Redacted], prior to this date and thus the [Redacted] CD is a Post CD and corrections. The [Redacted]CD is being tested as the final CD. Exception could be cured to EV2-B as a post close cure correction as [Redacted] CD is tested as post-close CD and was correctly disclosed.

Buyer Comment (2025-06-30): Comment from [Redacted] ([Redacted]): Please see Doc ID 0477 final CD and Doc ID 0602 FSS
																		07/21/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
225729525	1019484	1019484	36689685	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED] disclosed a periodic principal and interest payment for payment stream [REDACTED] that does not match the actual payment for the loan.	Projected Payments: Final Closing Disclosure provided on [REDACTED] disclosed a periodic principal and interest payment for payment stream [REDACTED] that does not match the actual payment for the loan.	Reviewer Comment (2025-07-21): [REDACTED] received [Redacted]CD

Reviewer Comment (2025-07-01): [REDACTED] re-reviewed Doc ID 0477 on 6-13-25 CD, however, the issue is that the Security Instrument was signed/notarized on [Redacted], prior to this date and thus the [Redacted] CD is a Post CD and corrections. The [Redacted] CD is being tested as the final CD. Exception could be cured to EV2-B as a post close cure correction as [Redacted] CD is tested as post-close CD and was correctly disclosed.

Buyer Comment (2025-06-30): Comment from [Redacted] ([Redacted]): Please see Doc ID 0477 final CD and Doc ID 0602 FSS
																		07/21/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
225729525	1019484	1019484	36689686	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED] incorrectly disclosed whether property taxes are included in escrow.	Projected Payments: Final Closing Disclosure provided on [REDACTED] incorrectly disclosed whether property taxes are included in escrow.	Reviewer Comment (2025-07-21): [REDACTED] received [Redacted] CD

Reviewer Comment (2025-07-01): [REDACTED] re-reviewed Doc ID 0477 on 6-13-25 CD, however, the issue is that the Security Instrument was signed/notarized on[Redacted], prior to this date and thus the [Redacted] CD is a Post CD and corrections. The [Redacted] CD is being tested as the final CD. Exception could be cured to EV2-B as a post close cure correction as [Redacted] CD is tested as post-close CD and was correctly disclosed.

Buyer Comment (2025-06-30): Comment from [Redacted] ([Redacted]): Please see Doc ID 0477 final CD and Doc ID 0602 FSS
																		07/21/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
225729543	1019286	1019286	36689739	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [REDACTED], prior to [REDACTED] ([REDACTED]) business days from transaction date of [REDACTED].	Reviewer Comment (2025-07-09): Received signed/stamped Final Settlement Statement confirming disbursement on [Redacted]. Loan is RTC timing compliant.

Seller Comment (2025-07-08): Comment from [Redacted] ([Redacted]): Stamped Final SS

Reviewer Comment (2025-07-03): Document received is not executed or signed/stamped by settlement agent.

Seller Comment (2025-07-03): Comment from [Redacted] ([Redacted]): Final SS

Reviewer Comment (2025-07-02): Signed/stamped, Final Settlement Statement required. RTC timing compliance cannot be confirmed with a PCCD.

Seller Comment (2025-07-01): Comment from [Redacted] ([Redacted]): CA PCCD
																		07/09/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
225729608	1019781	1019781	36689934	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED]% or $[REDACTED]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[REDACTED] exceeds tolerance of $[REDACTED] plus [REDACTED]% or $[REDACTED]. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-07-11): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception."

Seller Comment (2025-07-10): Comment from [Redacted] ([Redacted]): LE and CiC

Reviewer Comment (2025-07-10): [REDACTED] upon review the recording fee increased from $[Redacted] to $[Redacted]. therefore, we would require cure of $[Redacted] in order to cure the exception. Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2025-07-09): Comment from [Redacted] ([Redacted]): Please revisit. The processing fee of $[Redacted] is disclosed consistently in section B of all LEs and in section B of all CDs. It is not a title fee but is reflected as a processing fee. The FSS (doc ID 0225) also reflects the fee as a processing fee to the originator.  Also, regarding the recording fee, the final CD reflects recording of $[Redacted]; however, shows the fees as $[Redacted] and $[Redacted] for the Deed and Mortgage, totaling $[Redacted]. Per the FSS, the other $[Redacted] is for recording of a well certificate. Thank you!
																		07/11/2025			No	1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729610	1019820	1019820	36689947	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[REDACTED] exceeds tolerance of $[REDACTED]. Insufficient or no cure was provided to the borrower. ([REDACTED])	Reviewer Comment (2025-07-14): [REDACTED] received valid COC dated [Redacted]

Buyer Comment (2025-07-14): Comment from [Redacted] ([Redacted]): Please see Doc ID 0226 The LE was issued [Redacted] with the added fee, please clear

Reviewer Comment (2025-07-14): [REDACTED] received LOX stating "employer uses a third-party verification and attached reports reflects [Redacted]" whereas the fee was charged on [Redacted] why the fee was not charged on [Redacted] itself. Kindly provide additional information as to why the fee was not charged within three days of the report request date.

Seller Comment (2025-07-11): Comment from [Redacted]([Redacted]): VOE LOE - employer uses 3rd party

Reviewer Comment (2025-07-09): [REDACTED] received Changed Circumstance dated [Redacted], but it does not give sufficient information on why the fee was VOE fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-07-08): Comment from [Redacted] ([Redacted]): Please see DOC ID 0226 LE and DOC ID 0223 CoC
																		07/14/2025			No	1	C	A	C	A	C	A	C	A	C	A		IL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
225729635	34748034	34748034	36690024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Guaranty in fie is not executed.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Waived and downgraded per [REDACTED] email / sheet.	Aggregator,SitusAMC	Reviewer Comment (2024-08-20): Waived and downgraded per [REDACTED] email / sheet.

Buyer Comment (2024-08-20): AMC - Please waive down

Reviewer Comment (2024-07-26): Moved to [REDACTED] for waiver and downgrade consideration.  The DL in file reflects a complete signature while the docs in file are signed with "X".

Seller Comment (2024-07-25): per the closing agent that is how he signs. see email screenshot attached

Reviewer Comment (2024-07-24): Driver's License in file reflects a complete signature for the Guarantor and not "X".

Seller Comment (2024-07-24): We have a voi which verifies the guarantor was at the closing and signed the documents. The signature on the line of the guaranty and aka is the guarantors signature. There is not an x on any other signatrue lines in the docs because that is his signature
																				08/20/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		VA	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
225729638	1019150	1019150	36690036	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of [REDACTED]% is in excess of the allowable maximum of [REDACTED]% of the Federal Total Loan Amount. Points and Fees of $[REDACTED] on a Federal Total Loan Amount of $[REDACTED] vs. an allowable total of $[REDACTED] (an overage of $[REDACTED] or [REDACTED]%). Non-Compliant High Cost Loan.	Reviewer Comment (2025-07-23): Offset for seller paid loan discounts per itemization which brings points and fees under threshold.

Seller Comment (2025-07-21): Comment from [Redacted] ([Redacted]):[Redacted][Redacted]Please see attached updated Fee itemization and PCCD that was disclosed to the borrower.

Reviewer Comment (2025-07-11): Seller credit on the CD does not match with the seller credit on the Itemization. Reconciled Itemization required for review in order to apply the offset accordingly.

Seller Comment (2025-07-11): Comment from [Redacted] ([Redacted]): [Redacted][Redacted] A portion of the Discount charge are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.
																		07/23/2025			No	1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Non QM	Yes
225729701	27846798	27846798	36690215	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Please provide documentation to confirm the annual insurance premium for each property. It appears that each of the subject properties are covered under a blanket policy with a premium of $[REDACTED], however the DSCR is excessive if this total premium were to be included in the DSCR calculation. Please provide the premium attributed to each property so the final DSCR can be calculated.	Reviewer Comment (2024-07-30): Trailing docs includes verification of the hazard premiums for each property individually - once considered the DSCR is within guidelines.

Seller Comment (2024-07-29): Uploaded EOI breakdown from insurance company

Reviewer Comment (2024-07-26): The breakdown/ itemization of premiums for each property must come from the insurance company.

Seller Comment (2024-07-26): Provided breakdown of insurance

Reviewer Comment (2024-07-25): Please provide documentation to confirm the annual insurance premium for each property.  It appears that each of the subject properties are covered under a blanket policy with a premium of $[Redacted], however the DSCR is excessive if this total premium were to be included in the DSCR calculation.  Please provide the premium attributed to each property so the final DSCR can be calculated.
																		07/30/2024			No	1	C	A	C	A	C	A	C	A	C	A			Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
225729733	EV21265	EV21265	36690318	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Exhibit B to the borrowing entity's operating agreement reflects a [REDACTED] who did not sign the Corporate Resolution provided in loan file. Please provide corporate resolution signed by all three [REDACTED] of the borrowing entity.	Reviewer Comment (2024-04-30): Corporate resolution with signing authority provided.

Buyer Comment (2024-04-29): Resolution signed by all parties (including [Redacted]) that gives the other two managers sole signing authority for the LLC

Reviewer Comment (2024-04-11): Operating Agreement shows two members, but three managers. Please provide proof that non-member manager, Allison, has provided permission to bind the company with this transaction.

Buyer Comment (2024-04-08): [Redacted] and [Redacted] are the only individuals with any ownership interest in the entity. They are the only ones required to sign the Operating Agreement.
																		04/30/2024			No	1	C	A	C	A	C	A	C	A	C	A		TN	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
225729736	EV22002	EV22002	36690331	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	Lender exception in file waiving the need for the Operating Agreement as Guarantor is the sole member per EIN and executed W-9. No comp factors provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC SitusAMC	Reviewer Comment (2024-07-25): Waived with compensating factors per client request.

Buyer Comment (2024-07-24): The W-9 confirms this is a single member LLC. In this case, and for this sponsor, we do not require the operating agreement. Please waive this exception.

Reviewer Comment (2024-07-23): Operating Agreement required. Exception remains.

Buyer Comment (2024-07-22): Please waive given comment previously provided.

Reviewer Comment (2024-07-19): Operating Agreement require as per guideline , Exception remains

Buyer Comment (2024-07-17): Please cancel this exception, there is no need for an OA if we have a single member.
																				07/25/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		VA	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
225729749	LQ21329	LQ21329	36690363	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	-	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [REDACTED] declared end date.	Reviewer Comment (2024-07-19): Exception Cleared - Post Disaster Inspection report received for all 5 properties and updated in clarity.

Buyer Comment (2024-07-18): PDI#5

Buyer Comment (2024-07-18): PDI #4

Buyer Comment (2024-07-18): PDI #3

Buyer Comment (2024-07-18): PDI #2

Buyer Comment (2024-07-18): PDI #1

Reviewer Comment (2024-07-17): EXCEPTION HISTORY - Exception Explanation was updated on [Redacted] PRIOR Exception Explanation: Most Recent Valuation Inspection Date: [Redacted]
Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING
Disaster Declaration Date: [Redacted]
Disaster End Date: [Redacted]
Most Recent Valuation Inspection Date: [Redacted]
Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING
Disaster Declaration Date: [Redacted]
Disaster End Date: [Redacted]
Most Recent Valuation Inspection Date: [Redacted]
Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING
Disaster Declaration Date: [Redacted]
Disaster End Date: [Redacted]
Most Recent Valuation Inspection Date: [Redacted]
Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING
Disaster Declaration Date: [Redacted]
Disaster End Date: [Redacted]
Most Recent Valuation Inspection Date: [Redacted]
Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, TORNADOES, AND FLOODING
Disaster Declaration Date: [Redacted]
Disaster End Date:[Redacted]
																		07/19/2024			No	1	C	A	C	A	C	A	C	A	C	A			Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
225729760	1020804	1020804	36690396	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Guidelines referenced on 1008 have not been provided for review. Loan was reviewed to [REDACTED] guidelines. 1008 references guidelines dated [REDACTED]. Guideline updates must be provided to [REDACTED] directly for approval and upload to [REDACTED], do not load to exception	Reviewer Comment (2025-08-01): Received in trailing.

Buyer Comment (2025-07-30): Comment from [Redacted] ([Redacted]): Please see 1008 as previously referenced in the condition with guidelines dated [Redacted].  The 1008 is Doc ID 0491. In the underwriter comments section, there is a reference to the [Redacted]NQM guidelines effective with locks taken on or after [Redacted]. Those guidelines are in DocAcuity.  Thank you!

Reviewer Comment (2025-07-30): Seller to provide written confirmation of guideline name and effective date, used for loan qualifying.

Buyer Comment (2025-07-29): Comment from [Redacted] ([Redacted]): The[Redacted] [Redacted] guidelines are in DocAcuity and were placed there on[Redacted]. Please review to those guidelines as referenced on the 1008. Thank you!
																		08/01/2025			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Non QM	No
225729763	1008803	1008803	36690405	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower has an arrest/criminal charges. Unable to determine the status of the charges from Background report document. Doc ID 0108, page 20	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $[REDACTED] The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-08-21): Client approved based on email dated [Redacted]

Reviewer Comment (2024-08-20): Buyer to review

Seller Comment (2024-08-16): Comment from[Redacted] ([Redacted].): Statewide Criminal History Conviction search did not yield any results - as indicated on LOE and background there is no charge - there was a bond acquired that's pulling from third party this is not a charge or a conviction.

Reviewer Comment (2024-08-07): Received LOE stating charges were dismissed same day. Background Report reflects bond posted but does not list resolution. Moved to buyer queue for approval and downgrade consideration.

Seller Comment (2024-08-06): Comment from [Redacted] ([Redacted].): Borrower LOE attached.
																				08/21/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		IN	Investment	Purchase		D	B	D	B			A	A		N/A	No
225729774	34765490	34765490	36690440	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrowing Authorization reflects that [REDACTED] and [REDACTED] [REDACTED] own [REDACTED]% of the entity and [REDACTED] [REDACTED] ([REDACTED]) owns [REDACTED]%. However, the most recent OA amendment/ Corp Resolution in file reflects that [REDACTED] and [REDACTED] own [REDACTED]%, [REDACTED] owns [REDACTED]% and [REDACTED] and [REDACTED] own [REDACTED]%. Please provide the document signed by [REDACTED] and [REDACTED] assigning their [REDACTED]% interest to [REDACTED] to align with the indication on the BA that he owns [REDACTED]%.	Reviewer Comment (2024-08-13): Received documentation showing membership was assigned from [Redacted] and [Redacted] to [Redacted]for membership in other company.

Seller Comment (2024-08-08): This resolution is dated [Redacted], shows [Redacted] and [Redacted]assigning their [Redacted]% to [Redacted] Can you please reference the amendment/resolution dated after this one that contradicts this change in ownership % so we can take this back to our team for correction? Thanks!

Reviewer Comment (2024-08-08): The most recent OA amendment/ Corp Resolution in file reflects that [Redacted] and [Redacted] own [Redacted]%, [Redacted] owns [Redacted]% and [Redacted] and [Redacted] own [Redacted]%. Please provide the document signed by [Redacted] and [Redacted]assigning their [Redacted]% interest to [Redacted] to align with the indication on the BA that he owns [Redacted]%.

Seller Comment (2024-08-07): document signed by [Redacted] and [Redacted] assigning their [Redacted]% interest to [Redacted] is in the oa in file on page 13 and 14 see attached
																		08/13/2024			No	1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Purchase		C	A	C	A			A	A		N/A	No
225729780	1021268	1021268	36690453	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is over disclosed by $[REDACTED] compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED]).	Final Closing Disclosure provided on [REDACTED] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[REDACTED] is over disclosed by $[REDACTED] compared to the calculated Amount Financed of $[REDACTED] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED]).	Reviewer Comment (2025-08-08): [REDACTED] received additional information on services provided on title-tax assessment and fee

Buyer Comment (2025-08-07): Comment from [Redacted] ([Redacted]: There is no tax cert fee, the fee is Title-Tax assessment and Utilities fee- searches are in file (see CD's) please revisit

Reviewer Comment (2025-08-06): Upfront one-time determination Tax Cert is excluded, however life of loan tax service is included as a finance charge. Please provide invoice or other documentary evidence to determine which portion is for upfront determination and which portion is for life of loan tax service as applicable, thanks.

Seller Comment (2025-08-06): Comment from [Redacted] ([Redacted]): please compare your finance charge calculation to the fee itemization on the [REDACTED] report to determine the error.  Thank You
																		08/08/2025			No	1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729780	1021268	1021268	36690454	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED] which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED]).	Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[REDACTED] is under disclosed by $[REDACTED] compared to the calculated Finance Charge of $[REDACTED]which exceeds the $[REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED]).	Reviewer Comment (2025-08-08): [REDACTED] received additional information on services provided on title-tax assessment and fee

Reviewer Comment (2025-08-06): Upfront one-time determination Tax Cert is excluded, however life of loan tax service is included as a finance charge. Please provide invoice or other documentary evidence to determine which portion is for upfront determination and which portion is for life of loan tax service as applicable, thanks.

Seller Comment (2025-08-06): Comment from [Redacted]([Redacted]): please compare your finance charge calculation to the fee itemization on the [REDACTED] report to determine the error. Thank You
																		08/08/2025			No	1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225729882	1008963	1008963	36690598	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	[REDACTED] ([REDACTED]) months of current and consecutive asset statements were not provided. The file only contains [REDACTED] month asset statements dated [REDACTED] days from closing.	The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of [REDACTED] is greater than the minimum required DSCR of [REDACTED] .	SitusAMC,Aggregator	Reviewer Comment (2024-08-13): Credit exception approval based on 2 or more compensating factors meeting client criteria.

Buyer Comment (2024-08-13): Comment from [Redacted] ([Redacted]): Please waive/downgrade- meets [Redacted] matrix, fico and DSCR

Reviewer Comment (2024-08-12): Cash-back from subject transaction already applied. Missing second month statement for accounts ending in [Redacted]and [Redacted].

Seller Comment (2024-08-12): Comment from [Redacted] ([Redacted].): Cash out proceeds used as reserves as well.

Reviewer Comment (2024-08-12): Received Bank statements still do not suffice the PITI requirement, exception cleared.

Seller Comment (2024-08-09): Comment from [Redacted]([Redacted].): Attached.
																				08/13/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		MI	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225729885	1008828	1008828		36690604			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $[REDACTED] The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-08-13): Credit exception approval based on 2 or more compensating factors meeting client criteria.			08/13/2024	Yes	2	B	B	B	B	B	B	B	B	B	B		MA	Investment	Purchase		B	B	B	B			A	A		N/A	No
225729886	1008830	1008830		36690607			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $[REDACTED] The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-08-13): Credit exception approval based on 2 or more compensating factors meeting client criteria.			08/13/2024	Yes	2	B	B	B	B	B	B	B	B	B	B		MA	Investment	Purchase		C	B	C	B			A	A		N/A	No
225729908	34751141	34751141	36690640	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The title commitment reflects a federal tax lien in the amount of $[REDACTED]. The lien was not paid off at closing and the file does not contain any documentation to verify the lien does not belong to the guarantor.	Reviewer Comment (2024-08-22): Trailing documents include confirmation from the closing attorney that this lien will be removed from final title and will not affect [Redacted]s first lien position.

Seller Comment (2024-08-20): LOE from CA confirming will not affect [Redacted] lien position

Reviewer Comment (2024-08-19): Subject loan is a refinance - please provide evidence that the item in question was paid and released or provide final title to confirm that it is not an exception on same.  Alternatively, please advise if you wish to move to [REDACTED] for waiver and downgrade consideration.

Seller Comment (2024-08-16): Please see item 13 on Schedule B I
																		08/22/2024			No	1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
225730002	EV20984	EV20984	36690839	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Citizenship is marked as N on application. File is missing guarantor's verification of residency.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months.	SitusAMC	Reviewer Comment (2024-08-21): Waived with compensating factors per client confirmation.

Buyer Comment (2024-08-19): Confirmed the exception was granted.

Reviewer Comment (2024-08-11): Based on documentation provided, the borrower applied for temporary protected status and employment authorization in [Redacted].  The lender correspondence provided in the prior submission reflects that an exception was granted.  Need client confirmation that this was granted, as there is no approval in the file for this.

Buyer Comment (2024-08-06): The borrower has been legally living here for the past [Redacted] years, she's here under a temporary protected status and while we have the immigration papers on file (and have previously shared this), we decided to treat her as a [Redacted] to err on the side of caution. We closed the loan within compliance for a [Redacted], at [Redacted]% LTV. We have a valid form of ID through a Virginia Driver's License. We do not require a [Redacted]'s passport of origin, our guidelines only ask for a valid form of Identification.

Reviewer Comment (2024-08-05): Lender correspondence received indicating that an exception was granted for borrower not being a [Redacted] or [Redacted]; however, file does not contain exception approval.  Please provide exception granted at origination.

Buyer Comment (2024-07-29): Citizenship
																				08/21/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		VA	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
225730116	1008776	1008776	36691020	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.	Per guidelines: Property Tax Escrow required on properties used for short-term rental. Subject property is STR per borrower (Doc ID 0178).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC SitusAMC	Reviewer Comment (2024-08-15): Credit exception approval based on 2 or more compensating factors meeting client criteria.

Buyer Comment (2024-08-15): Comment from [Redacted] ([Redacted]): Please waive/downgrade per [Redacted] matrix, fico 20+ points over minimum and Meets [Redacted] approved guidelines, [Redacted]does not require escrow.

Reviewer Comment (2024-08-15): Returned to buyer queue for compensating factors.

Buyer Comment (2024-08-15): Comment from [Redacted]([Redacted]): This meets the matrix, no comp factors required. Guidelines that are within [Redacted] approved guidelines-[Redacted] does not require escrow. Please revisit, thank you.

Buyer Comment (2024-08-15): Comment from [Redacted] ([Redacted]): This meets the matrix, no comp factors required. Guidelines that are within [Redacted] approved guidelines-[Redacted] does not require escrow. Please revisit, thank you.

Reviewer Comment (2024-08-13): Investor to provide compensating factors for downgrade consideration.

Buyer Comment (2024-08-13): Comment from [Redacted] ([Redacted]): Please waive/downgrade per [Redacted] matrix, meets [Redacted] guidelines- Escrow not required
																				08/15/2024	Yes	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
225730117	1008774	1008774	36691026	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Per guidelines: [REDACTED]: Valid Visa are required. EAD card/work permit is not acceptable documentation. Seller provided an expired Visa in the file submission and [REDACTED] form (which states cannot be used in place of a Visa or work authorization). Valid Visa not provided.	Reviewer Comment (2024-08-09): Valid I-797 and EAD through [Redacted] confirmed. Sufficient documentation per guidelines for non-permanent residency.

Buyer Comment (2024-08-09): Comment from [Redacted] ([Redacted]): Please see Doc ID 0191- I-94 departure record is on the bottom of the document

Reviewer Comment (2024-08-08): Received guideline confirmation. Alternative documentation required: I-797 with valid extension and I-94. Submission includes valid I-797, missing valid I-94 required per guidelines.

Seller Comment (2024-08-07): Comment from[Redacted] ([Redacted]): Please see attached Non-Permanent Resident guideline and pages 419,420,421 and 422 of the file.
																		08/09/2024			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
225730124	34845322	34845322	36691034	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The original Operating Agreement in file reflects [REDACTED] members/ owners ([REDACTED]/[REDACTED]) and the Borrowing Authorization in file reflects the same. However, there is a document in file signed by both members assigning [REDACTED]% interest in the borrowing entity to the Guarantor. Please provide the amended Borrowing Authorization confirming the Guarantor owns [REDACTED]% or a second amendment signed by both reinstating the membership to [REDACTED]/[REDACTED].	Reviewer Comment (2025-02-26): Amended OA on [Redacted] confirms ownership [Redacted] which aligns with Borrowing Authorization.

Seller Comment (2025-02-25): Uploaded LOE from borrower, confirms date

Seller Comment (2025-02-18): This is the unanimous consent doc and the amended OA showing [Redacted]

Seller Comment (2025-02-18): Assignment of Interest uploaded, this is dated for [Redacted] and gives [Redacted]% ownership to [Redacted]; this is the most current ownership amendment, the original is from [Redacted]

Seller Comment (2025-02-12): this OA is dated after original OA, adds second member and [Redacted] split ownership
																		02/26/2025			No	1	C	A	C	A	C	A	C	A	C	A		CT	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
225730139	1014821	1014821	36691062	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Short-term Rentals are limited to max [REDACTED]% LTV	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [REDACTED] months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $[REDACTED]	SitusAMC SitusAMC	Reviewer Comment (2025-03-21): received exception approval - meets waived and downgrade policy

Seller Comment (2025-03-19): Comment from [Redacted] ([Redacted]): Exception Approval for LTV uploaded

Seller Comment (2025-03-18): Comment from [Redacted] ([Redacted]): Please review the guidelines for the specific product- Non-QM Advantage (last page in those guides is page 54) Appears you are reviewing Non-QM connect in error-

Reviewer Comment (2025-03-18): Per guideline page 58, purchase of short term Rental properties are limited to a max of [Redacted]% LTV with 1 year experience and [Redacted]% without 1 year experience

Buyer Comment (2025-03-17): Comment from [Redacted] ([Redacted]): Please see Doc ID 0201 and Doc ID 0348- the approved product is Non-qm advantage DSCR 30 year fixed - LTV is permitted under this product, please revisit
																				03/21/2025	Yes	2	C	B	C	B	C	B	C	B	C	B		OK	Investment	Purchase		C	B	C	B			A	A		N/A	No
225730164	1020184	1020184	36691113	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Condominiums within [REDACTED] miles of the [REDACTED] require a structural inspection. Unable to determine if the subject project is within [REDACTED] miles of the [REDACTED] and an inspection is not evident in file.	Reviewer Comment (2025-07-17): Received inspection.

Seller Comment (2025-07-16): Comment from [Redacted] ([Redacted]): [Redacted] [Redacted]:  Inspection was completed, see attached

Reviewer Comment (2025-07-08): Moved to investor queue. Received documentation showing [Redacted]miles from coastline.  However per [REDACTED] Regulation, condos that are 3 stories or taller require an inspection every 30 years (25 when within [Redacted] miles of coastline) and inspection is not evident in loan file.  Furthermore the questionnaire provided is not a condo approval and is lacking answers to a lot of the questions.

Buyer Comment (2025-07-08): Comment from [Redacted] ([Redacted]): [Redacted] [Redacted]: Condo is not within [Redacted] miles of the coast, inspection is not required as per [Redacted] response.

Reviewer Comment (2025-07-08): Received documentation showing [Redacted]miles from coastline.  However per [REDACTED] Regulation, condos that are 3 stories or taller require an inspection every 30 years (25 when within [Redacted] miles of coastline) and inspection is not evident in loan file.  Furthermore the questionnaire provided is not a condo approval and is lacking answers to a lot of the questions. Moving to buyer's queue for review.

Seller Comment (2025-07-03): Comment from [Redacted] ([Redacted]):[Redacted][Redacted]: See attached, more than [Redacted] miles from the coast.
																		07/17/2025			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
225730192	1017925	1017925	36691158	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Operating Agreement in file is not executed.	Reviewer Comment (2025-07-01): Corporate Resolution allowed per guidelines.

Buyer Comment (2025-06-27): Comment from [Redacted] ([Redacted]): [Redacted] - [Redacted]: Apologies. May we please be advised if this file has been placed in the investor's queue for review, as the operating agreement is not considered an acceptable document? The corporate resolution for [Redacted] must be utilized and the document has been fully executed by all members.

Reviewer Comment (2025-06-25): Please do not load credit guidelines to individual exceptions. Credit guidelines must be provided to [Redacted] for review and submission to [Redacted].

Seller Comment (2025-06-25): Comment from [Redacted] ([Redacted]): [Redacted] - [Redacted]: Though the provided operating agreement is not executed, the document is not required or acceptable per the investor's guidelines.  No Limits Home Improvements is a multi-member entity, and the "Vesting in an LLC, Partnership, or Corporation" section of the investor's guidelines states operating agreements are only acceptable for single-member entities. Please see attached.
																		07/01/2025			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No